                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-21591
                                   ---------------------------------------------

               AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           4500 MAIN STREET, KANSAS CITY, MISSOURI       64111
--------------------------------------------------------------------------------
           (Address of principal executive offices)     (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:     816-531-5575
                                                   ----------------------------

Date of fiscal year end:         07-31
                          ------------------------------------------------------

Date of reporting period:        01-31-2008
                          ------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

[front cover]

[american century investments logo and text logo]
[livestrong(TM) portfolios text logo]

SEMIANNUAL REPORT               JANUARY 31, 2008

LIVESTRONG(TM) PORTFOLIOS FROM
AMERICAN CENTURY INVESTMENTS

LIVESTRONG(TM) Income Portfolio
LIVESTRONG(TM) 2015 Portfolio
LIVESTRONG(TM) 2025 Portfolio
LIVESTRONG(TM) 2035 Portfolio
LIVESTRONG(TM) 2045 Portfolio

OUR MESSAGE TO YOU

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for LIVESTRONG(TM) Portfolios from
American Century Investments for the six months ended January 31, 2008. I am honored to be addressing you in the "Our Message" space long devoted to company founder Jim Stowers, Jr. and his son Jim Stowers III.

Jim Stowers III stepped down from the American Century Companies, Inc. (ACC)
board of directors in July 2007, his final move in a well-planned career transition to pursue new ventures outside the company. This reflected his family's support of our company's direction and its leadership team.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr. continues as co-chair of the
ACC board with Richard Brown, who has been on the board since 1998.

American Century Investments®, our clients, and our employees have been my top priority since I became company president and CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/Jonathan Thomas

[photo of James E. Stowers, Jr.]

JAMES E. STOWERS, JR.
Founder and Co-Chairman of the Board
American Century Companies, Inc.

[photo of Richard Brown]

RICHARD BROWN
Co-Chairman of the Board
American Century Companies, Inc.

TABLE OF CONTENTS

LIVESTRONG(TM) PORTFOLIOS FROM AMERICAN CENTURY INVESTMENTS

FINANCIAL STATEMENTS

OTHER INFORMATION

American Century Investment Services, Inc., has entered into an agreement with the Lance Armstrong Foundation for rights to use the LIVESTRONG name.
LIVESTRONG is a trademark of the Lance Armstrong Foundation. For more information about the foundation, visit livestrong.org.

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

PERFORMANCE
LIVESTRONG Portfolios

Total Returns as of January 31, 2008
                                                         Average Annual
                                                            Returns
                                  6                          Since        Inception
                                  months(1)    1 year      Inception         Date

LIVESTRONG INCOME PORTFOLIO
INVESTOR CLASS                      1.86%      4.58%         6.84%         8/31/04
Institutional Class                 1.96%      4.78%         7.04%         8/31/04
Advisor Class                       1.83%      4.41%         6.58%         8/31/04
R Class                             1.61%      4.06%         6.30%         8/31/04

LIVESTRONG 2015 PORTFOLIO
INVESTOR CLASS                      1.42%      4.76%         8.57%         8/31/04
Institutional Class                 1.45%      4.97%         8.77%         8/31/04
Advisor Class                       1.34%      4.59%         8.31%         8/31/04
R Class                             1.16%      4.32%         8.05%         8/31/04

LIVESTRONG 2025 PORTFOLIO
INVESTOR CLASS                      0.12%      3.82%         9.71%         8/31/04
Institutional Class                 0.16%      4.03%         9.92%         8/31/04
Advisor Class                       -0.05%     3.56%         9.44%         8/31/04
R Class                             -0.22%     3.21%         9.15%         8/31/04

RUSSELL 3000 INDEX(2)               -4.54%     -3.08%        9.34%            --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX         7.38%      9.32%         5.08%            --

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The
Citigroup US Broad Investment-Grade Bond Index represents the U.S.
investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the
Schedule of Investments for each LIVESTRONG Portfolio's asset allocations as of January 31, 2008.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Total Returns as of January 31, 2008
                                                         Average Annual
                                                            Returns
                                  6                          Since        Inception
                                  months(1)    1 year      Inception         Date

LIVESTRONG 2035 PORTFOLIO
Investor Class                      -1.25%     3.00%         10.83%        8/31/04
Institutional Class                 -1.12%     3.21%         11.07%        8/31/04
Advisor Class                       -1.43%     2.74%         10.56%        8/31/04
R Class                             -1.53%     2.48%         10.29%        8/31/04

LIVESTRONG 2045 PORTFOLIO
Investor Class                      -2.13%     2.46%         11.33%        8/31/04
Institutional Class                 -2.01%     2.74%         11.57%        8/31/04
Advisor Class                       -2.23%     2.20%         11.07%        8/31/04
R Class                             -2.34%     2.02%         10.80%        8/31/04

RUSSELL 3000 INDEX(2)               -4.54%     -3.08%        9.34%            --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX         7.38%      9.32%         5.08%            --

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of the investable U.S.
equity market and provides a broad measure of equity performance. The
Citigroup US Broad Investment-Grade Bond Index represents the U.S.
investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only. Neither index is intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the
Schedule of Investments for each LIVESTRONG Portfolio's asset allocations as of January 31, 2008.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG Income Portfolio -- Investor Class

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2015 Portfolio -- Investor Class

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2025 Portfolio -- Investor Class

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of LIVESTRONG 2035 Portfolio -- Investor Class

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

LIVESTRONG Portfolios

Growth of $10,000 Over Life of LIVESTRONG 2045 Portfolio -- Investor Class

$10,000 investment made August 31, 2004

*From 8/31/04, the Investor Class's inception date. Not annualized.

One-Year Returns Over Life of Class
Periods ended January 31
                                                      2005*    2006     2007      2008

LIVESTRONG Income Portfolio -- Investor Class         5.00%    5.54%    8.18%    4.58%

LIVESTRONG 2015 Portfolio -- Investor Class           6.80%    8.55%    9.07%    4.76%

LIVESTRONG 2025 Portfolio -- Investor Class           8.00%   11.30%    9.99%    3.82%

LIVESTRONG 2035 Portfolio -- Investor Class           9.33%   13.33%   11.38%    3.00%

LIVESTRONG 2045 Portfolio -- Investor Class           10.07%  14.20%   12.09%    2.46%

Russell 3000 Index                                    8.87%   12.67%   14.11%    -3.08%

Citigroup US Broad Investment-Grade Bond Index        1.91%    1.91%    4.32%    9.32%

*From 8/31/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of LIVESTRONG Portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each
LIVESTRONG Portfolio's asset allocation, and a fund with a later target date is expected to be more volatile than one with an earlier target date.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as administrative fees) that reduce returns, while the total returns of the indices do not.

------

PORTFOLIO COMMENTARY
LIVESTRONG Portfolios

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

The five LIVESTRONG Portfolios produced mixed results for the six months ended
January 31, 2008. Returns ranged from 1.86%* for LIVESTRONG Income Portfolio to -2.13%* for LIVESTRONG 2045 Portfolio (see pages 2-6 for more detailed performance information). The Portfolios' performance reflected a decline in stock markets worldwide and robust returns for bonds.

Because of the Portfolios' strategic exposure to the various asset classes, a review of the financial markets helps explain much of their performance.

STOCK MARKET REVIEW

A sharp increase in volatility led to a decline in the broad U.S. stock indexes during the six-month period. The driving factor was a meltdown in the subprime mortgage industry and a subsequent credit crunch. Tighter lending standards caused the credit markets to seize up and crimped funding for leveraged buy-outs, removing what had been an important leg of support for the stock market. In addition, banks and financial firms reported unexpectedly large subprime-related losses, corporate profit growth weakened, and rising energy and commodity prices sparked inflation worries despite evidence of slowing economic activity.

In response, the Federal Reserve (the Fed) lowered its federal funds rate target for the first time since June 2003, cutting rates three times in the last four months of 2007 and twice more in January 2008. Although the Fed's actions helped alleviate some of the credit and economic concerns, many market participants grew concerned that the Fed had fallen behind the curve and acted too late to prevent a recession.

As a result, with the exception of an uneven rally in September and October, the major stock indexes generally fell throughout the six-month period.
Large-cap stocks held up the best (see the accompanying table), while small-cap issues suffered the largest declines. Growth stocks comfortably outpaced value shares across all market capitalizations.

Market Index Total Returns
For the six months ended January 31, 2008(1)

U.S. STOCKS
Russell 1000 (Large-Cap)(2)                           -4.27%
Russell Midcap(2)                                     -6.70%
Russell 2000 (Small-Cap)(2)                           -7.51%

INTERNATIONAL STOCKS
MSCI EAFE (Europe, Australasia, Far East) Index       -7.52%
MSCI EM (Emerging Markets) Index                      -1.33%

U.S. FIXED INCOME
Lehman Brothers U.S. Aggregate(2)                      6.82%
10-year U.S. Treasury Note                            11.36%
90-Day U.S. Treasury Bill                              2.65%

INTERNATIONAL BONDS
Citigroup Non-US World Government Bond(2)             13.06%

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------

LIVESTRONG Portfolios

International stocks generally produced larger losses than the domestic market during the six-month period despite a weaker U.S. dollar. Market volatility in the U.S. spread to other markets as subprime-related losses among financial firms worldwide led to concerns about a peak in global economic growth.
Emerging markets, which often underperform in a volatile environment, held up well during the period, declining modestly overall. Among developed markets, the Pacific Rim countries (excluding Japan) generated the best results, while the Japanese stock market declined notably amid sluggish domestic consumption.

BOND MARKET REVIEW

In contrast to the global equity markets, U.S. bonds advanced during the six-month period. The fallout from the subprime debacle led many investors to shun riskier

Underlying Fund Allocations* as a % of net assets as of January 31, 2008
                   LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG   LIVESTRONG
                     Income        2015         2025         2035         2045
                    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
EQUITY

NT Equity Growth
Fund                  13.0%        12.4%        12.3%        14.0%        15.0%

NT Growth Fund        6.5%         7.9%         11.0%        13.9%        14.9%

NT Large Company
Value Fund            11.1%        11.3%        12.2%        14.1%        15.4%

NT Mid Cap Value
Fund                  4.1%         5.0%         5.3%         6.8%         7.3%

NT Small Company
Fund                  2.0%         2.0%         3.5%         4.0%         4.8%

NT Vista Fund         2.5%         4.0%         5.0%         6.8%         7.3%

Real Estate Fund      1.0%         1.4%         1.8%         2.2%         2.7%

NT Emerging
Markets Fund           --          1.7%         2.9%         4.5%         6.2%

NT International
Growth Fund           5.0%         6.3%         8.7%         10.0%        9.8%

TOTAL EQUITY          45.2%        52.0%        62.7%        76.3%        83.4%

FIXED INCOME

High-Yield Fund       3.8%         3.5%         3.0%         2.2%         1.6%

Inflation-Adjusted
Bond Fund             7.6%         7.2%         6.0%         4.4%         3.3%

NT Diversified
Bond Fund             26.3%        24.6%        20.5%        15.3%        11.6%

International
Bond Fund             7.0%         5.5%         1.5%          --           --

TOTAL FIXED
INCOME                44.7%        40.8%        31.0%        21.9%        16.5%

PREMIUM MONEY
MARKET FUND           9.9%         6.4%         4.9%         1.5%          --

OTHER ASSETS AND
LIABILITIES           0.2%         0.8%         1.4%         0.3%         0.1%

*Institutional Class, except Premium Money Market Fund Investor Class.

------

LIVESTRONG Portfolios

investments and seek out the relative safety of the bond market. The Fed's short-term interest rate cuts, which brought the federal funds rate down from
5.25% to 3.00%, also contributed favorably to bond performance.

Although bond yields declined across the board, shorter-term yields fell the most -- the two-year Treasury note yield declined from 4.53% to 2.10%, reflecting the change in Fed rate policy and expectations of further rate cuts going forward. Longer-term bond yields fell to a lesser degree -- the 10-year
Treasury bond yield slid from 4.74% to 3.60%. Consequently, the gap between short- and long-term bond yields widened substantially, creating a steeper yield curve.

Treasury and government agency bonds delivered the best returns, benefiting the most from the flight to quality. Higher-quality mortgage-backed securities also held up well. Corporate bonds lagged as credit concerns intensified in the wake of the subprime meltdown; most notably, high-yield corporate bonds were the weakest performers in the bond market.

Foreign bonds produced double-digit gains, reflecting the favorable bond environment globally and a broad decline in the U.S. dollar versus other major currencies.

PORTFOLIO PERFORMANCE

Each LIVESTRONG Portfolio is a "fund of funds" that invests in other American
Century mutual funds to achieve its investment objective and target asset allocation. (See page 8 for the specific underlying fund allocations for each
LIVESTRONG Portfolio.)

Just one equity fund within LIVESTRONG Portfolios posted a positive return for the six-month period -- NT Growth, a large-cap growth fund. Among the remaining stock funds, Real Estate produced the smallest decline thanks to strong gains in the first half of the period. The Portfolios' two international equity funds -- NT Emerging Markets and NT International Growth
-- also held up well, as did mid-cap growth component NT Vista. The biggest decliner among the Portfolios' equity holdings was NT Small Company, reflecting the broad weakness in small-cap stocks.

The best-performing fund in LIVESTRONG Portfolios was Inflation-Adjusted Bond, which benefited from rising inflation driven by higher energy and commodity prices. International Bond also enjoyed a double-digit return that was in line with the performance of foreign fixed-income markets. NT Diversified Bond advanced solidly, while High-Yield and Premium Money Market produced modestly positive returns.

OUTLOOK

U.S. economic growth is likely to be subpar in 2008. The severe housing downturn and subprime-related credit crunch have impaired lending activity, reduced liquidity in the credit markets, and increased the likelihood of a recession. The Fed has already taken significant steps to boost liquidity and economic activity, but the central bank's future efforts may be limited by the inflationary threats of chronically high energy prices and a weak U.S. dollar.

In an uncertain and volatile environment, owning investments like LIVESTRONG
Portfolios -- which invest in a diversified mix of stocks, bonds, and money market funds -- becomes increasingly important.

------

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Effective
                                           Expenses                 Expenses
                                             Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      8/1/07 -     Expense     8/1/07 -     Expense
                    8/1/07     1/31/08     1/31/08     Ratio(1)     1/31/08     Ratio(2)
LIVESTRONG Income Portfolio

ACTUAL

Investor Class      $1,000    $1,018.60     $1.01        0.20%       $3.86        0.76%

Institutional
Class               $1,000    $1,019.60     $0.00      0.00%(3)      $2.84        0.56%

Advisor Class       $1,000    $1,018.30     $2.28        0.45%       $5.12        1.01%

R Class             $1,000    $1,016.10     $3.55        0.70%       $6.39        1.26%

HYPOTHETICAL

Investor Class      $1,000    $1,024.13     $1.02        0.20%       $3.86        0.76%

Institutional
Class               $1,000    $1,025.14     $0.00      0.00%(3)      $2.85        0.56%

Advisor Class       $1,000    $1,022.87     $2.29        0.45%       $5.13        1.01%

R Class             $1,000    $1,021.62     $3.56        0.70%       $6.39        1.26%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

                                                                   Effective
                                           Expenses                 Expenses
                                             Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      8/1/07 -     Expense     8/1/07 -     Expense
                    8/1/07     1/31/08     1/31/08     Ratio(1)     1/31/08     Ratio(2)
LIVESTRONG 2015 Portfolio

ACTUAL

Investor Class      $1,000    $1,014.20     $1.01        0.20%       $4.05        0.80%

Institutional
Class               $1,000    $1,014.50     $0.00      0.00%(3)      $3.04        0.60%

Advisor Class       $1,000    $1,013.40     $2.28        0.45%       $5.31        1.05%

R Class             $1,000    $1,011.60     $3.54        0.70%       $6.57        1.30%

HYPOTHETICAL

Investor Class      $1,000    $1,024.13     $1.02        0.20%       $4.06        0.80%

Institutional
Class               $1,000    $1,025.14     $0.00      0.00%(3)      $3.05        0.60%

Advisor Class       $1,000    $1,022.87     $2.29        0.45%       $5.33        1.05%

R Class             $1,000    $1,021.62     $3.56        0.70%       $6.60        1.30%

LIVESTRONG 2025 Portfolio

ACTUAL

Investor Class      $1,000    $1,001.20     $1.01        0.20%       $4.28        0.85%

Institutional
Class               $1,000    $1,001.60     $0.00      0.00%(3)      $3.27        0.65%

Advisor Class       $1,000     $999.50      $2.26        0.45%       $5.53        1.10%

R Class             $1,000     $997.80      $3.52        0.70%       $6.78        1.35%

HYPOTHETICAL

Investor Class      $1,000    $1,024.13     $1.02        0.20%       $4.32        0.85%

Institutional
Class               $1,000    $1,025.14     $0.00      0.00%(3)      $3.30        0.65%

Advisor Class       $1,000    $1,022.87     $2.29        0.45%       $5.58        1.10%

R Class             $1,000    $1,021.62     $3.56        0.70%       $6.85        1.35%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

                                                                   Effective
                                           Expenses                 Expenses
                                             Paid                     Paid
                  Beginning     Ending      During                   During     Effective
                   Account     Account    Period(1)   Annualized   Period(2)   Annualized
                    Value       Value      8/1/07 -     Expense     8/1/07 -     Expense
                    8/1/07     1/31/08     1/31/08     Ratio(1)     1/31/08     Ratio(2)
LIVESTRONG 2035 Portfolio

ACTUAL

Investor Class      $1,000     $987.50      $1.00        0.20%       $4.50        0.90%

Institutional
Class               $1,000     $988.80      $0.00      0.00%(3)      $3.50        0.70%

Advisor Class       $1,000     $985.70      $2.25        0.45%       $5.74        1.15%

R Class             $1,000     $984.70      $3.49        0.70%       $6.98        1.40%

HYPOTHETICAL

Investor Class      $1,000    $1,024.13     $1.02        0.20%       $4.57        0.90%

Institutional
Class               $1,000    $1,025.14     $0.00      0.00%(3)      $3.56        0.70%

Advisor Class       $1,000    $1,022.87     $2.29        0.45%       $5.84        1.15%

R Class             $1,000    $1,021.62     $3.56        0.70%       $7.10        1.40%

LIVESTRONG 2045 Portfolio

ACTUAL

Investor Class      $1,000     $978.70      $0.99        0.20%       $4.63        0.93%

Institutional
Class               $1,000     $979.90      $0.00      0.00%(3)      $3.63        0.73%

Advisor Class       $1,000     $977.70      $2.24        0.45%       $5.87        1.18%

R Class             $1,000     $976.60      $3.48        0.70%       $7.10        1.43%

HYPOTHETICAL

Investor Class      $1,000    $1,024.13     $1.02        0.20%       $4.72        0.93%

Institutional
Class               $1,000    $1,025.14     $0.00      0.00%(3)      $3.71        0.73%

Advisor Class       $1,000    $1,022.87     $2.29        0.45%       $5.99        1.18%

R Class             $1,000    $1,021.62     $3.56        0.70%       $7.25        1.43%

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the class's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the class plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the class's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the funds'
independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------

SCHEDULE OF INVESTMENTS
LIVESTRONG Portfolios

JANUARY 31, 2008 (UNAUDITED)

Shares                                                                    Value

LIVESTRONG Income Portfolio

Mutual Funds(1) -- 99.8%

DOMESTIC EQUITY FUNDS -- 40.2%
     818,237  NT Equity Growth Fund Institutional Class             $ 8,386,928
     377,454  NT Growth Fund Institutional Class                      4,163,318
     697,252  NT Large Company Value Fund Institutional Class         7,167,750
     283,944  NT Mid Cap Value Fund Institutional Class               2,617,964
     153,497  NT Small Company Fund Institutional Class               1,303,190
     142,630  NT Vista Fund Institutional Class                       1,617,424
      29,975  Real Estate Fund Institutional Class                      645,062
                                                                   ------------
                                                                     25,901,636
                                                                   ------------
DOMESTIC FIXED INCOME FUNDS -- 37.7%
     401,039  High-Yield Fund Institutional Class                     2,434,307
     417,867  Inflation-Adjusted Bond Fund Institutional Class        4,893,223
   1,606,638  NT Diversified Bond Fund Institutional Class           16,966,104
                                                                   ------------
                                                                     24,293,634
                                                                   ------------
MONEY MARKET FUNDS -- 9.9%
   6,352,645  Premium Money Market Fund Investor Class                6,352,645
                                                                   ------------
INTERNATIONAL FIXED INCOME FUNDS -- 7.0%
     297,998  International Bond Fund Institutional Class             4,496,790
                                                                   ------------
INTERNATIONAL EQUITY FUNDS -- 5.0%
     297,150  NT International Growth Fund Institutional Class        3,244,878
                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $62,440,444)                                                   64,289,583
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                                    105,704
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                          $64,395,287
                                                                   ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

Shares                                                                     Value

LIVESTRONG 2015 Portfolio

Mutual Funds(1) -- 99.2%

DOMESTIC EQUITY FUNDS -- 44.0%
    2,291,215  NT Equity Growth Fund Institutional Class            $ 23,484,954
    1,352,984  NT Growth Fund Institutional Class                     14,923,414
    2,076,573  NT Large Company Value Fund Institutional Class        21,347,170
    1,033,664  NT Mid Cap Value Fund Institutional Class               9,530,382
      447,048  NT Small Company Fund Institutional Class               3,795,438
      664,609  NT Vista Fund Institutional Class                       7,536,666
      117,847  Real Estate Fund Institutional Class                    2,536,067
                                                                    ------------
                                                                      83,154,091
                                                                    ------------
DOMESTIC FIXED INCOME FUNDS -- 35.3%
    1,106,671  High-Yield Fund Institutional Class                     6,717,493
    1,153,149  Inflation-Adjusted Bond Fund Institutional Class       13,503,375
    4,398,385  NT Diversified Bond Fund Institutional Class           46,446,935
                                                                    ------------
                                                                      66,667,803
                                                                    ------------
INTERNATIONAL EQUITY FUNDS -- 8.0%
      268,451  NT Emerging Markets Fund Institutional Class            3,242,888
    1,081,858  NT International Growth Fund Institutional Class       11,813,889
                                                                    ------------
                                                                      15,056,777
                                                                    ------------
MONEY MARKET FUNDS -- 6.4%
   12,027,270  Premium Money Market Fund Investor Class               12,027,270
                                                                    ------------
INTERNATIONAL FIXED INCOME FUNDS -- 5.5%
      694,351  International Bond Fund Institutional Class            10,477,757
                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 99.2%
(Cost $181,594,344)                                                  187,383,698
                                                                    ------------
OTHER ASSETS AND LIABILITIES -- 0.8%                                   1,446,715
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $188,830,413
                                                                    ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

------

LIVESTRONG Portfolios

Shares                                                                     Value

LIVESTRONG 2025 Portfolio

Mutual Funds(1) -- 98.6%

DOMESTIC EQUITY FUNDS -- 51.1%
    3,118,769  NT Equity Growth Fund Institutional Class            $ 31,967,381
    2,589,919  NT Growth Fund Institutional Class                     28,566,807
    3,077,764  NT Large Company Value Fund Institutional Class        31,639,414
    1,477,540  NT Mid Cap Value Fund Institutional Class              13,622,919
    1,065,081  NT Small Company Fund Institutional Class               9,042,538
    1,130,852  NT Vista Fund Institutional Class                      12,823,862
      219,843  Real Estate Fund Institutional Class                    4,731,021
                                                                    ------------
                                                                     132,393,942
                                                                    ------------
DOMESTIC FIXED INCOME FUNDS -- 29.5%
    1,276,745  High-Yield Fund Institutional Class                     7,749,842
    1,330,429  Inflation-Adjusted Bond Fund Institutional Class       15,579,324
    5,030,843  NT Diversified Bond Fund Institutional Class           53,125,717
                                                                    ------------
                                                                      76,454,883
                                                                    ------------
INTERNATIONAL EQUITY FUNDS -- 11.6%
      626,603  NT Emerging Markets Fund Institutional Class            7,569,364
    2,062,247  NT International Growth Fund Institutional Class       22,519,737
                                                                    ------------
                                                                      30,089,101
                                                                    ------------
MONEY MARKET FUNDS -- 4.9%
   12,596,810  Premium Money Market Fund Investor Class               12,596,810
                                                                    ------------
INTERNATIONAL FIXED INCOME FUNDS -- 1.5%
      253,219  International Bond Fund Institutional Class             3,821,075
                                                                    ------------
TOTAL INVESTMENT SECURITIES -- 98.6%
(Cost $248,756,534)                                                  255,355,811
                                                                    ------------
OTHER ASSETS AND LIABILITIES -- 1.4%                                   3,597,212
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $258,953,023
                                                                    ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

Shares                                                                    Value

LIVESTRONG 2035 Portfolio

Mutual Funds(1) -- 99.7%

DOMESTIC EQUITY FUNDS -- 61.8%
   1,973,112  NT Equity Growth Fund Institutional Class            $ 20,224,402
   1,820,892  NT Growth Fund Institutional Class                     20,084,439
   1,986,553  NT Large Company Value Fund Institutional Class        20,421,765
   1,072,972  NT Mid Cap Value Fund Institutional Class               9,892,802
     687,588  NT Small Company Fund Institutional Class               5,837,622
     862,347  NT Vista Fund Institutional Class                       9,779,015
     157,741  Real Estate Fund Institutional Class                    3,394,586
                                                                   ------------
                                                                     89,634,631
                                                                   ------------
DOMESTIC FIXED INCOME FUNDS -- 21.9%
     520,430  High-Yield Fund Institutional Class                     3,159,010
     542,304  Inflation-Adjusted Bond Fund Institutional Class        6,350,380
   2,105,282  NT Diversified Bond Fund Institutional Class           22,231,778
                                                                   ------------
                                                                     31,741,168
                                                                   ------------
INTERNATIONAL EQUITY FUNDS -- 14.5%
     531,169  NT Emerging Markets Fund Institutional Class            6,416,522
   1,331,558  NT International Growth Fund Institutional Class       14,540,613
                                                                   ------------
                                                                     20,957,135
                                                                   ------------
MONEY MARKET FUNDS -- 1.5%
   2,135,676  Premium Money Market Fund Investor Class                2,135,676
                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(Cost $142,084,316)                                                 144,468,610
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.3%                                    402,458
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $144,871,068
                                                                   ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

------

LIVESTRONG Portfolios

Shares                                                                    Value

LIVESTRONG 2045 Portfolio

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 67.4%
   1,495,777  NT Equity Growth Fund Institutional Class            $ 15,331,714
   1,380,204  NT Growth Fund Institutional Class                     15,223,650
   1,531,256  NT Large Company Value Fund Institutional Class        15,741,303
     815,657  NT Mid Cap Value Fund Institutional Class               7,520,358
     577,851  NT Small Company Fund Institutional Class               4,905,955
     655,362  NT Vista Fund Institutional Class                       7,431,805
     135,357  Real Estate Fund Institutional Class                    2,912,883
                                                                   ------------
                                                                     69,067,668
                                                                   ------------
DOMESTIC FIXED INCOME FUNDS -- 16.5%
     276,253  High-Yield Fund Institutional Class                     1,676,856
     287,881  Inflation-Adjusted Bond Fund Institutional Class        3,371,087
   1,120,935  NT Diversified Bond Fund Institutional Class           11,837,073
                                                                   ------------
                                                                     16,885,016
                                                                   ------------
INTERNATIONAL EQUITY FUNDS -- 16.0%
     522,001  NT Emerging Markets Fund Institutional Class            6,305,772
     918,906  NT International Growth Fund Institutional Class       10,034,454
                                                                   ------------
                                                                     16,340,226
                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $101,446,219)                                                 102,292,910
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                    123,125
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $102,416,035
                                                                   ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2008 (UNAUDITED)
                                         LIVESTRONG    LIVESTRONG     LIVESTRONG
                                           Income         2015           2025
                                         Portfolio      Portfolio      Portfolio
ASSETS

Investment securities in affiliates,
at value (cost of $62,440,444,
$181,594,344 and $248,756,534,
respectively)                            $64,289,583   $187,383,698   $255,355,811

Cash                                          11,066         34,791         41,334

Receivable for capital shares sold               190      1,174,712      3,284,197

Distributions receivable from
affiliates                                   105,094        270,817        311,627
                                         -----------   ------------   ------------
                                          64,405,933    188,864,018    258,992,969
                                         -----------   ------------   ------------

LIABILITIES

Accrued administrative fees                    9,239         28,675         35,843

Distribution and service fees payable          1,407          4,930          4,103
                                         -----------   ------------   ------------
                                              10,646         33,605         39,946
                                         -----------   ------------   ------------

NET ASSETS                               $64,395,287   $188,830,413   $258,953,023
                                         ===========   ============   ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in
surplus)                                 $62,291,334   $181,034,930   $248,849,252

Undistributed net investment income           59,682        133,967         88,636

Undistributed net realized gain on
investment transactions                      195,132      1,872,162      3,415,858

Net unrealized appreciation on
investments                                1,849,139      5,789,354      6,599,277
                                         -----------   ------------   ------------
                                         $64,395,287   $188,830,413   $258,953,023
                                         ===========   ============   ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                               $48,242,945   $151,655,916   $196,113,664

Shares outstanding                         4,400,931     13,039,831     16,444,698

Net asset value per share                     $10.96         $11.63         $11.93

INSTITUTIONAL CLASS,
$0.01 PAR VALUE

Net assets                                $9,359,661    $16,341,427    $41,783,349

Shares outstanding                           853,663      1,404,533      3,502,777

Net asset value per share                     $10.96         $11.63         $11.93

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                $6,660,354    $16,752,349    $19,403,179

Shares outstanding                           607,869      1,440,893      1,626,994

Net asset value per share                     $10.96         $11.63         $11.93

R CLASS, $0.01 PAR VALUE

Net assets                                  $132,327     $4,080,721     $1,652,831

Shares outstanding                            12,081        350,936        138,629

Net asset value per share                     $10.95         $11.63         $11.92

See Notes to Financial Statements.

------

JANUARY 31, 2008 (UNAUDITED)
                                                       LIVESTRONG     LIVESTRONG
                                                          2035           2045
                                                        Portfolio      Portfolio
ASSETS

Investment securities in affiliates, at value (cost
of $142,084,316 and $101,446,219, respectively)        $144,468,610   $102,292,910

Cash                                                         24,045         15,037

Receivable for capital shares sold                          284,829         62,221

Distributions receivable from affiliates                    116,766         60,363
                                                       ------------   ------------
                                                        144,894,250    102,430,531
                                                       ------------   ------------

LIABILITIES

Accrued administrative fees                                  19,794         11,979

Distribution and service fees payable                         3,388          2,517
                                                       ------------   ------------
                                                             23,182         14,496
                                                       ------------   ------------

NET ASSETS                                             $144,871,068   $102,416,035
                                                       ============   ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                $140,149,961   $100,366,225

Accumulated net investment loss                            (12,828)       (19,665)

Undistributed net realized gain on investment
transactions                                              2,349,641      1,222,784

Net unrealized appreciation on investments                2,384,294        846,691
                                                       ------------   ------------
                                                       $144,871,068   $102,416,035
                                                       ============   ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                             $105,448,002    $61,201,300

Shares outstanding                                        8,443,082      4,825,990

Net asset value per share                                    $12.49         $12.68

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                              $22,235,010    $30,190,981

Shares outstanding                                        1,779,422      2,379,972

Net asset value per share                                    $12.50         $12.69

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                              $15,778,518    $10,094,079

Shares outstanding                                        1,263,234        796,232

Net asset value per share                                    $12.49         $12.68

R CLASS, $0.01 PAR VALUE

Net assets                                               $1,409,538       $929,675

Shares outstanding                                          112,849         73,331

Net asset value per share                                    $12.49         $12.68

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)
                                           LIVESTRONG    LIVESTRONG    LIVESTRONG
                                             Income         2015          2025
                                            Portfolio     Portfolio     Portfolio
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from underlying
funds -- affiliates                         $ 1,538,009   $4,659,121    $ 6,112,385
                                            -----------  -----------   ------------

EXPENSES:

Administrative fees                              54,748      171,689        207,820

Distribution and service fees:

 Advisor Class                                    9,523       22,430         21,433

 R Class                                            328       10,071          3,987

Directors' fees and expenses                        711        2,095          2,691
                                            -----------  -----------   ------------
                                                 65,310      206,285        235,931
                                            -----------  -----------   ------------

NET INVESTMENT INCOME (LOSS)                  1,472,699    4,452,836      5,876,454
                                            -----------  -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying funds          67,429      816,377      1,061,689

Capital gain distributions received
from underlying funds                           399,739    1,581,588      2,819,431
                                            -----------  -----------   ------------
                                                467,168    2,397,965      3,881,120
                                            -----------  -----------   ------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS IN
UNDERLYING FUNDS                              (721,221)  (4,134,064)   (10,067,751)
                                            -----------  -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON AFFILIATES                                 (254,053)  (1,736,099)    (6,186,631)
                                            -----------  -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $ 1,218,646   $2,716,737    $ (310,177)
                                            ===========  ===========   ============

See Notes to Financial Statements.

------

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)
                                                       LIVESTRONG     LIVESTRONG
                                                          2035           2045
                                                        Portfolio      Portfolio
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from underlying funds --
affiliates                                              $ 3,454,660    $ 2,516,806
                                                       ------------   ------------

EXPENSES:

Administrative fees                                         115,371         65,824

Distribution and service fees:

 Advisor Class                                               17,395         12,638

 R Class                                                      3,509          2,242

Directors' fees and expenses                                  1,522          1,046
                                                       ------------   ------------
                                                            137,797         81,750
                                                       ------------   ------------

NET INVESTMENT INCOME (LOSS)                              3,316,863      2,435,056
                                                       ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying funds                     660,740      (144,043)

Capital gain distributions received from underlying
funds                                                     1,949,992      1,566,518
                                                       ------------   ------------
                                                          2,610,732      1,422,475
                                                       ------------   ------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS IN UNDERLYING FUNDS       (7,802,688)    (6,663,551)
                                                       ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
AFFILIATES                                              (5,191,956)    (5,241,076)
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                        $(1,875,093)   $(2,806,020)
                                                       ============   ============

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED) AND YEAR ENDED JULY 31, 2007
                            LIVESTRONG Income Portfolio   LIVESTRONG 2015 Portfolio
Increase (Decrease) in
Net Assets                    2008           2007            2008          2007

OPERATIONS

Net investment income
(loss)                     $ 1,472,699      $ 1,450,147   $ 4,452,836    $ 3,968,852

Net realized gain (loss)       467,168          (9,450)     2,397,965        316,017

Change in net
unrealized appreciation
(depreciation)               (721,221)        2,759,798   (4,134,064)     11,245,515
                           -----------     ------------  ------------   ------------
Net increase (decrease)
in net assets resulting
from operations              1,218,646        4,200,495     2,716,737     15,530,384
                           -----------     ------------  ------------   ------------

DISTRIBUTIONS TO
SHAREHOLDERS

From net investment
income:

 Investor Class            (1,194,220)      (1,047,364)   (5,029,481)    (2,492,556)

 Institutional Class         (229,670)        (174,881)     (526,172)      (296,721)

 Advisor Class               (161,412)        (147,969)     (486,532)      (318,604)

 R Class                       (2,828)          (1,399)     (120,545)        (9,697)

From net realized gains:

 Investor Class              (100,510)        (470,015)     (582,593)    (2,496,248)

 Institutional Class          (18,324)         (67,991)      (57,480)      (272,911)

 Advisor Class                (12,887)         (72,923)      (60,961)      (358,795)

 R Class                         (264)            (648)      (16,447)       (12,472)
                           -----------     ------------  ------------   ------------
Decrease in net assets
from distributions         (1,720,115)      (1,983,190)   (6,880,211)    (6,258,004)
                           -----------     ------------  ------------   ------------

CAPITAL SHARE
TRANSACTIONS

Net increase (decrease)
in net assets from
capital share
transactions                 4,261,378       23,632,442    15,076,706     58,866,551
                           -----------     ------------  ------------   ------------

NET INCREASE (DECREASE)
IN NET ASSETS                3,759,909       25,849,747    10,913,232     68,138,931

NET ASSETS

Beginning of period         60,635,378       34,785,631   177,917,181    109,778,250
                           -----------     ------------  ------------   ------------
End of period              $64,395,287      $60,635,378  $188,830,413   $177,917,181
                           ===========     ============  ============   ============

Undistributed net
investment income              $59,682         $175,113      $133,967     $1,843,861
                           ===========     ============  ============   ============

See Notes to Financial Statements.

------

SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED) AND YEAR ENDED JULY 31, 2007
                           LIVESTRONG 2025 Portfolio     LIVESTRONG 2035 Portfolio
Increase (Decrease) in
Net Assets                    2008           2007           2008           2007

OPERATIONS

Net investment income
(loss)                      $ 5,876,454    $ 4,725,147    $ 3,316,863    $ 1,886,107

Net realized gain (loss)      3,881,120        693,679      2,610,732        360,790

Change in net
unrealized appreciation
(depreciation)             (10,067,751)     19,418,380    (7,802,688)     11,667,564
                           ------------   ------------   ------------   ------------
Net increase (decrease)
in net assets resulting
from operations               (310,177)     24,837,206    (1,875,093)     13,914,461
                           ------------   ------------   ------------   ------------

DISTRIBUTIONS TO
SHAREHOLDERS

From net investment
income:

 Investor Class             (6,067,719)    (2,728,920)    (3,073,437)    (1,038,223)

 Institutional Class        (1,379,241)      (782,731)      (715,086)      (266,923)

 Advisor Class                (459,566)      (222,178)      (352,833)      (107,434)

 R Class                       (45,611)       (13,994)       (45,651)        (5,618)

From net realized gains:

 Investor Class               (763,033)    (5,948,432)      (398,837)    (2,806,849)

 Institutional Class          (162,933)    (1,544,817)       (86,918)      (635,902)

 Advisor Class                 (62,855)      (556,560)       (50,009)      (349,261)

 R Class                        (6,836)       (41,251)        (7,128)       (22,938)
                           ------------   ------------   ------------   ------------
Decrease in net assets
from distributions          (8,947,794)   (11,838,883)    (4,729,899)    (5,233,148)
                           ------------   ------------   ------------   ------------

CAPITAL SHARE
TRANSACTIONS

Net increase (decrease)
in net assets from
capital share
transactions                 30,522,500     73,140,620     23,589,290     50,376,625
                           ------------   ------------   ------------   ------------

NET INCREASE (DECREASE)
IN NET ASSETS                21,264,529     86,138,943     16,984,298     59,057,938
                           ------------   ------------   ------------   ------------

NET ASSETS

Beginning of period         237,688,494    151,549,551    127,886,770     68,828,832
                           ------------   ------------   ------------   ------------
End of period              $258,953,023   $237,688,494   $144,871,068   $127,886,770
                           ============   ============   ============   ============

Accumulated
undistributed net
investment income (loss)        $88,636     $2,164,319      $(12,828)       $857,316
                           ============   ============   ============   ============

See Notes to Financial Statements.

------

SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED) AND YEAR ENDED JULY 31, 2007
                                                        LIVESTRONG 2045 Portfolio
Increase (Decrease) in Net Assets                          2008           2007

OPERATIONS

Net investment income (loss)                             $ 2,435,056   $ 1,088,643

Net realized gain (loss)                                   1,422,475       225,057

Change in net unrealized appreciation (depreciation)     (6,663,551)     8,371,833
                                                        ------------   -----------
Net increase (decrease) in net assets resulting from
operations                                               (2,806,020)     9,685,533
                                                        ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                          (1,730,917)     (468,015)

 Institutional Class                                       (914,356)     (256,627)

 Advisor Class                                             (270,802)      (61,872)

 R Class                                                    (24,577)       (2,066)

From net realized gains:

 Investor Class                                            (215,142)   (1,476,282)

 Institutional Class                                       (106,359)     (698,729)

 Advisor Class                                              (36,814)     (242,944)

 R Class                                                     (3,687)      (10,785)
                                                        ------------   -----------
Decrease in net assets from distributions                (3,302,654)   (3,217,320)
                                                        ------------   -----------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                        21,968,917    39,912,717
                                                        ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS                     15,860,243    46,380,930

NET ASSETS

Beginning of period                                       86,555,792    40,174,862
                                                        ------------   -----------
End of period                                           $102,416,035   $86,555,792
                                                        ============   ===========

Accumulated undistributed net investment income
(loss)                                                     $(19,665)      $485,931
                                                        ============   ===========

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. LIVESTRONG
Income Portfolio, LIVESTRONG 2015 Portfolio, LIVESTRONG 2025 Portfolio,
LIVESTRONG 2035 Portfolio and LIVESTRONG 2045 Portfolio (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds," meaning substantially all of the funds' assets will be invested in other funds in the American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined by the 1940
Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The investment objective of LIVESTRONG Income Portfolio is to seek current income. Capital appreciation is a secondary objective. The investment objectives of the four target-year LIVESTRONG Portfolios are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. For each fund with a target year, the target asset mix will be adjusted annually in a step-like fashion. In general, as the target year approaches, the allocation to stocks will decrease and the allocation to bonds and money market instruments will increase. When a fund reaches its most conservative planned target asset allocation, which is expected to occur on approximately November 30 of the year before the target year, its target asset mix will become fixed and will match that of LIVESTRONG Income Portfolio. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class,
Institutional Class, Advisor Class and R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). The underlying NT Diversified Bond, NT Emerging Markets, NT Equity
Growth, NT Growth, NT International Growth, NT Large Company Value, NT Mid Cap
Value, NT Small Company and NT Vista funds are not permitted to invest in securities issued by companies assigned the Global Industry Classification
Standard (GICS) for the tobacco industry. A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

NT EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

NT GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

NT LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger U.S. companies.

NT MID CAP VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in mid-sized U.S. companies.

NT SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

NT VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

------

REAL ESTATE seeks high total return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

INTERNATIONAL EQUITY FUNDS

NT EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

NT INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

DOMESTIC FIXED INCOME FUNDS

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

INFLATION-ADJUSTED BOND seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.

NT DIVERSIFIED BOND seeks a high level of income by investing primarily in high- and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States.

MONEY MARKET FUNDS

PREMIUM MONEY MARKET seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, very short-term debt securities issued by corporations, banks and governments.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors / Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors / Trustees or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

EXPENSES -- The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. At this time, management has not identified any uncertain

------

tax positions that would materially impact the financial statements.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for LIVESTRONG Income Portfolio.
Distributions from net investment income, if any, are generally declared and paid annually for the four target-date LIVESTRONG Portfolios. Distributions from net realized gains, if any, are generally declared and paid annually for all the funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

ADMINISTRATIVE FEES -- The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the funds with shareholder services in exchange for an administrative fee (the fee). The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The rate of the fee for the Investor Class, Advisor Class and R Class
of the funds is 0.20%. There is no administrative fee for the Institutional
Class.

DISTRIBUTION FEES -- The Board of Directors has adopted a separate Master
Distribution and Individual Shareholder Services Plan for the Advisor Class
and R Class (collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act.
The plans provide that the Advisor Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. These fees are used to pay for distribution services and shareholder services. Fees incurred under the plans during the six months ended January 31, 2008, are detailed in the
Statement of Operations.

MANAGEMENT FEES -- Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global Investment Management, Inc.,
a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended January 31, 2008, were as follows:

                LIVESTRONG   LIVESTRONG    LIVESTRONG    LIVESTRONG    LIVESTRONG
                  Income        2015          2025          2035          2045
                Portfolio     Portfolio    Portfolio     Portfolio     Portfolio

Purchases      $15,820,537   $39,846,762  $60,014,812   $40,794,004   $35,026,521

Proceeds
from sales     $11,381,793   $26,708,873  $32,959,485   $16,935,328   $12,412,398

------

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the funds were as follows:

                               Six months ended                Year ended
                               January 31, 2008               July 31, 2007
                             Shares        Amount         Shares        Amount

LIVESTRONG Income Portfolio

INVESTOR CLASS

Sold                           896,548   $ 10,026,886     2,462,543   $ 26,953,295

Issued in reinvestment
of distributions               112,360      1,249,159       129,852      1,409,610

Redeemed                     (597,876)    (6,667,943)   (1,222,262)   (13,344,056)
                           -----------   ------------   -----------   ------------
                               411,032      4,608,102     1,370,133     15,018,849
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                           281,798      3,157,312       429,024      4,691,259

Issued in reinvestment
of distributions                22,293        247,994        22,300        242,560

Redeemed                     (199,730)    (2,256,085)     (123,853)    (1,333,750)
                           -----------   ------------   -----------   ------------
                               104,361      1,149,221       327,471      3,600,069
                           -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                           259,821      2,900,124       526,267      5,759,864

Issued in reinvestment
of distributions                15,654        174,299        20,308        220,892

Redeemed                     (403,255)    (4,592,904)      (94,859)    (1,039,319)
                           -----------   ------------   -----------   ------------
                             (127,780)    (1,518,481)       451,716      4,941,437
                           -----------   ------------   -----------   ------------
R CLASS

Sold                             9,121        103,407         8,006         87,439

Issued in reinvestment
of distributions                   278          3,092           188          2,047

Redeemed                       (7,481)       (83,963)       (1,605)       (17,399)
                           -----------   ------------   -----------   ------------
                                 1,918         22,536         6,589         72,087
                           -----------   ------------   -----------   ------------
Net increase (decrease)        389,531    $ 4,261,378     2,155,909   $ 23,632,442
                           ===========   ============   ===========   ============

LIVESTRONG 2015 Portfolio

INVESTOR CLASS

Sold                         2,200,486   $ 26,439,573     6,051,177   $ 70,849,640

Issued in reinvestment
of distributions               471,644      5,574,831       430,453      4,928,684

Redeemed                   (1,365,553)   (16,430,648)   (2,813,749)   (32,877,851)
                           -----------   ------------   -----------   ------------
                             1,306,577     15,583,756     3,667,881     42,900,473
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                           323,682      3,841,846       573,261      6,672,802

Issued in reinvestment
of distributions                49,378        583,652        48,962        561,103

Redeemed                     (288,042)    (3,485,751)     (242,895)    (2,850,614)
                           -----------   ------------   -----------   ------------
                                85,018        939,747       379,328      4,383,291
                           -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                           483,085      5,783,211       949,444     11,088,609

Issued in reinvestment
of distributions                46,319        547,493        59,162        677,399

Redeemed                     (709,261)    (8,776,726)     (251,099)    (2,909,393)
                           -----------   ------------   -----------   ------------
                             (179,857)    (2,446,022)       757,507      8,856,615
                           -----------   ------------   -----------   ------------
R CLASS

Sold                            93,195      1,127,888       247,594      2,854,414

Issued in reinvestment
of distributions                11,492        135,950         1,934         22,169

Redeemed                      (22,099)      (264,613)      (12,938)      (150,411)
                           -----------   ------------   -----------   ------------
                                82,588        999,225       236,590      2,726,172
                           -----------   ------------   -----------   ------------
Net increase (decrease)      1,294,326   $ 15,076,706     5,041,306   $ 58,866,551
                           ===========   ============   ===========   ============

------

                               Six months ended                Year ended
                               January 31, 2008               July 31, 2007
                             Shares        Amount         Shares        Amount

LIVESTRONG 2025 Portfolio

INVESTOR CLASS

Sold                         3,112,858   $ 38,914,833     6,934,370   $ 84,059,562

Issued in reinvestment
of distributions               554,253      6,811,768       730,389      8,611,314

Redeemed                   (1,386,776)   (17,228,432)   (3,262,907)   (39,307,539)
                           -----------   ------------   -----------   ------------
                             2,280,335     28,498,169     4,401,852     53,363,337
                           -----------   ------------   -----------   ------------
INSTITUTIONAL CLASS

Sold                           447,853      5,576,390     1,131,075     13,609,369

Issued in reinvestment
of distributions               125,482      1,542,174       190,800      2,249,531

Redeemed                     (647,859)    (8,178,089)     (473,019)    (5,782,282)
                           -----------   ------------   -----------   ------------
                              (74,524)    (1,059,525)       848,856     10,076,618
                           -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                           660,202      8,117,088       948,240     11,464,534

Issued in reinvestment
of distributions                42,508        522,421        65,995        778,738

Redeemed                     (459,756)    (5,901,828)     (275,276)    (3,302,202)
                           -----------   ------------   -----------   ------------
                               242,954      2,737,681       738,959      8,941,070
                           -----------   ------------   -----------   ------------
R CLASS

Sold                            36,775        468,162        92,621      1,106,787

Issued in reinvestment
of distributions                 4,062         49,926         4,682         55,245

Redeemed                      (14,057)      (171,913)      (33,004)      (402,437)
                           -----------   ------------   -----------   ------------
                                26,780        346,175        64,299        759,595
                           -----------   ------------   -----------   ------------
Net increase (decrease)      2,475,545   $ 30,522,500     6,053,966   $ 73,140,620
                           ===========   ============   ===========   ============

LIVESTRONG 2035 Portfolio

INVESTOR CLASS

Sold                         2,018,358   $ 26,491,414     4,307,986   $ 55,031,500

Issued in reinvestment
of distributions               265,643      3,469,300       306,847      3,801,836

Redeemed                     (807,384)   (10,622,730)   (2,053,913)   (26,048,629)
                           -----------   ------------   -----------   ------------
                             1,476,617     19,337,984     2,560,920     32,784,707
                           -----------   ------------   -----------   ------------

INSTITUTIONAL CLASS

Sold                           210,211      2,743,974       983,032     12,436,788

Issued in reinvestment
of distributions                61,409        802,004        67,322        834,796

Redeemed                     (193,652)    (2,582,964)     (284,507)    (3,669,430)
                           -----------   ------------   -----------   ------------
                                77,968        963,014       765,847      9,602,154
                           -----------   ------------   -----------   ------------
ADVISOR CLASS

Sold                           569,356      7,270,659       709,861      8,993,384

Issued in reinvestment
of distributions                30,822        402,842        36,830        456,695

Redeemed                     (359,833)    (4,930,057)     (165,199)    (2,093,911)
                           -----------   ------------   -----------   ------------
                               240,345      2,743,444       581,492      7,356,168
                           -----------   ------------   -----------   ------------
R CLASS

Sold                            76,611      1,024,612        67,584        865,775

Issued in reinvestment
of distributions                 3,922         51,263         2,303         28,556

Redeemed                      (42,311)      (531,027)      (20,300)      (260,735)
                           -----------   ------------   -----------   ------------
                                38,222        544,848        49,587        633,596
                           -----------   ------------   -----------   ------------
Net increase (decrease)      1,833,152   $ 23,589,290     3,957,846   $ 50,376,625
                           ===========   ============   ===========   ============

------

                                 Six months ended              Year ended
                                 January 31, 2008             July 31, 2007
                               Shares       Amount        Shares        Amount

LIVESTRONG 2045 Portfolio

INVESTOR CLASS

Sold                          1,630,364   $22,148,332     3,075,123    $39,756,020

Issued in reinvestment of
distributions                   145,129     1,938,929       152,330      1,922,401

Redeemed                      (548,412)   (7,338,265)   (1,504,146)   (19,352,541)
                              ---------   -----------   -----------   ------------
                              1,227,081    16,748,996     1,723,307     22,325,880
                              ---------   -----------   -----------   ------------
INSTITUTIONAL CLASS

Sold                            506,265     6,843,009     1,159,259     14,839,594

Issued in reinvestment of
distributions                    76,344     1,020,715        75,565        953,638

Redeemed                      (325,221)   (4,376,856)     (230,636)    (3,028,804)
                              ---------   -----------   -----------   ------------
                                257,388     3,486,868     1,004,188     12,764,428
                              ---------   -----------   -----------   ------------
ADVISOR CLASS

Sold                            337,777     4,468,577       410,315      5,320,358

Issued in reinvestment of
distributions                    23,025       307,616        24,153        304,816

Redeemed                      (244,060)   (3,282,277)     (104,700)    (1,345,029)
                              ---------   -----------   -----------   ------------
                                116,742     1,493,916       329,768      4,280,145
                              ---------   -----------   -----------   ------------
R CLASS

Sold                             32,620       448,109        51,269        654,681

Issued in reinvestment of
distributions                     1,521        20,338         1,018         12,851

Redeemed                       (17,154)     (229,310)       (9,741)      (125,268)
                              ---------   -----------   -----------   ------------
                                 16,987       239,137        42,546        542,264
                              ---------   -----------   -----------   ------------
Net increase (decrease)       1,618,198   $21,968,917     3,099,809    $39,912,717
                              =========   ===========   ===========   ============

------

5. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the six months ended January 31, 2008 follows:

                                                                                        January 31, 2008
                      July 31,
                        2007                               Realized
Fund/Underlying         Share      Purchase      Sales       Gain     Distributions    Share      Market
Fund                   Balance       Cost         Cost      (Loss)     Received(1)    Balance      Value

LIVESTRONG Income Portfolio

NT Equity
Growth Fund
Institutional
Class                    682,400   $2,364,998   $ 947,855  $(25,913)      $ 129,258    818,237   $8,386,928

NT Growth Fund
Institutional
Class                    339,967    1,114,564     698,484     21,497        199,607    377,454    4,163,318

NT Large Company
Value Fund
Institutional
Class                    568,193    2,154,169     815,447   (35,315)        155,073    697,252    7,167,750

NT Mid Cap Value
Fund
Institutional
Class                    204,460    1,062,131     305,154   (21,386)        248,597    283,944    2,617,964

NT Small Company
Fund
Institutional Class      113,463      503,946     152,311   (10,385)          4,230    153,497    1,303,190

NT Vista Fund
Institutional
Class                    128,983      534,723     366,697     46,526          3,599    142,630    1,617,424

Real Estate Fund
Institutional
Class                     20,947      278,016      83,108   (11,779)        105,981     29,975      645,062

High-Yield Fund
Institutional
Class                    369,407      522,942     343,603   (14,133)         84,448    401,039    2,434,307

Inflation-Adjusted
Bond Fund
Institutional
Class                    450,390      852,296   1,208,655     14,404         62,011    417,867    4,893,223

NT Diversified
Bond Fund
Institutional
Class                  1,647,816    3,134,759   3,552,870     21,550        505,249  1,606,638   16,966,104

Premium Money
Market Fund
Investor Class         6,151,530    1,367,508   1,166,393         --        150,239  6,352,645    6,352,645

International
Bond Fund
Institutional
Class                    313,676      784,846     998,594     16,829        186,326    297,998    4,496,790

NT International
Growth Fund
Institutional Class      255,233    1,145,639     675,193     65,534        103,130    297,150    3,244,878
                      ----------  -----------  ----------- ---------    -----------  ---------  -----------
                                  $15,820,537  $11,314,364  $ 67,429     $1,937,748             $64,289,583
                                  ===========  =========== =========    ===========             ===========

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                        January 31, 2008
                     July 31,
                       2007                               Realized
Fund/Underlying        Share      Purchase      Sales       Gain     Distributions    Share        Market
Fund                  Balance       Cost        Cost       (Loss)     Received(1)    Balance       Value

LIVESTRONG 2015 Portfolio

NT Equity
Growth Fund
Institutional
Class                 1,931,325  $5,306,301   $1,519,653  $(44,688)      $ 364,444   2,291,215   $23,484,954

NT Growth Fund
Institutional
Class                 1,270,356   3,154,384    2,251,288    107,611        719,848   1,352,984    14,923,414

NT Large Company
Value Fund
Institutional
Class                 1,710,273   5,226,728    1,390,672   (63,217)        464,753   2,076,573    21,347,170

NT Mid Cap
Value Fund
Institutional
Class                   789,561   2,967,038      666,342   (52,194)        911,014   1,033,664     9,530,382

NT Small
Company Fund
Institutional
Class                   333,840   1,263,615      256,716   (20,606)         12,427     447,048     3,795,438

NT Vista Fund
Institutional
Class                   607,646   2,054,760    1,322,544    233,323         16,876     664,609     7,536,666

Real Estate Fund
Institutional
Class                    86,244     876,526      190,492   (26,026)        419,210     117,847     2,536,067

High-Yield Fund
Institutional
Class                 1,015,434   1,242,167      717,058   (35,941)        232,169   1,106,671     6,717,493

Inflation-Adjusted
Bond Fund
Institutional
Class                 1,247,402   1,768,707    2,802,170     34,369        172,130   1,153,149    13,503,375

NT Diversified
Bond Fund
Institutional
Class                 4,558,835   6,681,072    8,300,906     71,990      1,390,017   4,398,385    46,446,935

NT Emerging
Markets Fund
Institutional
Class                   221,121   1,374,959      690,101    272,430        455,604     268,451     3,242,888

NT International
Growth Fund
Institutional
Class                   976,930   3,559,189    2,321,731    343,690        377,553   1,081,858    11,813,889

Premium Money
Market Fund
Investor Class       10,863,093   2,928,566    1,764,389         --        270,809  12,027,270    12,027,270

International
Bond Fund
Institutional
Class                   712,586   1,442,750    1,698,434    (4,364)        433,855     694,351    10,477,757
                     ----------  ----------- -----------  ---------    -----------  ----------  ------------

                                 $39,846,762 $25,892,496   $816,377     $6,240,709              $187,383,698
                                 =========== ===========  =========    ===========              ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                      January 31, 2008
                    July 31,
                      2007                               Realized
Fund/Underlying      Share      Purchase      Sales        Gain     Distributions    Share       Market
Fund                Balance       Cost         Cost       (Loss)     Received(1)    Balance      Value

LIVESTRONG 2025 Portfolio

NT Equity
Growth Fund
Institutional
Class               2,597,176   $7,091,200  $1,498,618  $ (77,828)      $ 494,629  3,118,769  $31,967,381

NT Growth Fund
Institutional
Class               2,433,050    5,564,214   3,745,231     152,594      1,381,376  2,589,919    28,566,807

NT Large
Company Value
Fund
Institutional
Class               2,504,489    7,565,926   1,487,685    (95,307)        684,269  3,077,764    31,639,414

NT Mid Cap
Value Fund
Institutional
Class               1,061,868    4,685,460     656,780    (59,957)      1,296,519  1,477,540    13,622,919

NT Small
Company Fund
Institutional
Class                 864,264    2,296,218     505,709    (49,569)         30,315  1,065,081     9,042,538

NT Vista Fund
Institutional
Class               1,021,337    3,293,906   1,887,415     285,209         28,785  1,130,852    12,823,862

Real Estate
Fund
Institutional
Class                 157,448    1,633,952     251,977    (36,546)        780,018    219,843     4,731,021

High-Yield Fund
Institutional
Class               1,154,173    1,650,561     944,969    (52,351)        262,828  1,276,745     7,749,842

Inflation-Adjusted
Bond Fund
Institutional
Class               1,384,426    2,568,868   3,151,116      20,524        195,254  1,330,429    15,579,324

NT Diversified
Bond Fund
Institutional
Class               5,052,386    9,992,527  10,193,323      33,019      1,550,854  5,030,843    53,125,717

NT Emerging
Markets Fund
Institutional
Class                 509,743    3,088,241   1,409,540     520,739      1,065,666    626,603     7,569,364

NT
International
Growth Fund
Institutional
Class               1,819,108    6,355,558   3,505,258     432,151        721,537  2,062,247    22,519,737

Premium Money
Market Fund
Investor Class     12,175,305    2,523,071   2,101,566          --        294,086  12,596,810   12,596,810

International
Bond Fund
Institutional
Class                 177,465    1,705,110     558,609    (10,989)        145,680    253,219     3,821,075
                   ----------  -----------  ----------- ----------  -------------  ---------- ------------
                               $60,014,812  $31,897,796 $1,061,689     $8,931,816             $255,355,811
                               ===========  =========== ==========  =============             ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                    January 31, 2008
                   July 31,
                     2007                              Realized
Fund/Underlying    Share       Purchase      Sales       Gain     Distributions   Share       Market
Fund                Balance      Cost         Cost      (Loss)     Received(1)   Balance      Value

LIVESTRONG 2035 Portfolio

NT Equity
Growth Fund
Institutional
Class              1,575,446  $ 5,198,488   $ 942,830  $(48,709)      $ 306,856  1,973,112  $20,224,402

NT Growth Fund
Institutional
Class              1,569,905    4,548,194   1,698,117        962        954,365  1,820,892   20,084,439

NT Large
Company Value
Fund
Institutional
Class              1,550,388    5,586,965     965,722   (68,295)        431,955  1,986,553   20,421,765

NT Mid Cap
Value Fund
Institutional
Class                766,999    3,401,086     453,524   (42,836)        922,953  1,072,972    9,892,802

NT Small
Company Fund
Institutional
Class                486,423    2,068,202     263,344   (27,606)         18,601   687,588     5,837,622

NT Vista Fund
Institutional
Class                774,181    2,797,356   1,669,529    255,470         21,571   862,347     9,779,015

Real Estate
Fund
Institutional
Class                107,785    1,283,569     164,619   (23,394)        547,527   157,741     3,394,586

High-Yield Fund
Institutional
Class                448,136      873,067     451,975   (24,420)        104,012   520,430     3,159,010

Inflation-Adjusted
Bond Fund
Institutional
Class                546,547    1,360,896   1,393,555     15,511         77,932   542,304     6,350,380

NT Diversified
Bond Fund
Institutional
Class              2,045,986    5,305,656   4,678,081     18,955        635,804  2,105,282   22,231,778

NT Emerging
Markets Fund
Institutional
Class                436,927    2,810,505   1,441,150    522,892        887,633   531,169     6,416,522

NT
International
Growth Fund
Institutional
Class              1,094,619    4,405,916   1,814,627     82,210        457,866  1,331,558   14,540,613

Premium Money
Market
Fund Investor
Class              1,319,087    1,154,104     337,515         --         37,577  2,135,676    2,135,676
                   ---------  -----------  ----------- ---------  -------------  --------- ------------
                              $40,794,004  $16,274,588  $660,740     $5,404,652            $144,468,610
                              ===========  =========== =========  =============            ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

------

                                                                                     January 31, 2008
                   July 31,
                     2007                               Realized
Fund/Underlying    Share       Purchase      Sales        Gain     Distributions   Share       Market
Fund                Balance      Cost         Cost       (Loss)     Received(1)   Balance      Value

LIVESTRONG 2045 Portfolio

NT Equity
Growth Fund
Institutional
Class              1,146,959  $ 4,862,425  $1,084,071  $(102,295)      $ 231,465  1,495,777  $15,331,714

NT Growth Fund
Institutional
Class              1,142,994    4,299,181   1,498,703    (62,365)        723,270  1,380,204   15,223,650

NT Large
Company Value
Fund
Institutional
Class              1,147,523    5,263,079   1,182,657   (124,091)        329,054  1,531,256   15,741,303

NT Mid Cap
Value Fund
Institutional
Class                558,336    2,944,247     438,442    (53,212)        693,364   815,657     7,520,358

NT Small
Company Fund
Institutional
Class                392,443    1,993,112     320,461    (46,935)         15,641   577,851     4,905,955

NT Vista Fund
Institutional
Class                563,617    2,501,949   1,346,025      86,680         16,388   655,362     7,431,805

Real Estate
Fund
Institutional
Class                 88,467    1,243,272     184,883    (35,094)        465,138   135,357     2,912,883

High-Yield Fund
Institutional
Class                226,553      581,328     289,003    (16,541)         53,591   276,253     1,676,856

Inflation-
Adjusted Bond
Fund
Institutional
Class                276,330      965,522     831,764       7,609         41,099   287,881     3,371,087

NT Diversified
Bond Fund
Institutional
Class              1,019,975    3,839,432   2,796,782       5,984        326,766  1,120,935   11,837,073

NT Emerging
Markets Fund
Institutional
Class                390,776    3,016,452   1,247,031     216,116        871,722   522,001     6,305,772

NT
International
Growth Fund
Institutional
Class                725,229    3,516,522   1,336,619    (19,899)        315,826   918,906    10,034,454
                   ---------  -----------  ----------- ----------  -------------  --------- ------------
                              $35,026,521  $12,556,441 $(144,043)     $4,083,324            $102,292,910
                              ===========  =========== ==========  =============            ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

6. INVESTMENTS IN UNDERLYING FUNDS

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of January 31, 2008, the following LIVESTRONG Portfolios owned 25% or more of the total outstanding shares of the underlying funds:

                                 LIVESTRONG   LIVESTRONG  LIVESTRONG   LIVESTRONG
                                    2015         2025        2035         2045
                                  Portfolio   Portfolio    Portfolio    Portfolio

NT Diversified Bond Fund             31%         35%          --           --

NT Emerging Markets Fund             --          32%          27%          27%

NT Equity Growth Fund                --          32%          --           --

NT Growth Fund                       --          34%          --           --

NT International Growth Fund         --          36%          --           --

NT Large Company Value Fund          --          33%          --           --

NT Mid Cap Value Fund                --          32%          --           --

NT Small Company Fund                --          36%          --           --

NT Vista Fund                        --          33%          25%          --

As of January 31, 2008, the funds, in aggregate, owned 100% of the total outstanding shares of the underlying NT Diversified Bond, NT Emerging Markets,
NT Equity Growth, NT Growth, NT International Growth, NT Large Company Value,
NT Mid Cap Value, NT Small Company and NT Vista funds.

------

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

                    LIVESTRONG    LIVESTRONG     LIVESTRONG     LIVESTRONG     LIVESTRONG
                      Income         2015           2025           2035           2045
                     Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
Federal tax
cost of
investments         $62,812,406   $182,304,257   $249,696,527   $142,601,282   $102,175,937
                    ===========   ============   ============   ============   ============
Gross tax
appreciation of
investments          $2,262,729    $ 7,621,003    $10,114,548    $ 5,461,995    $ 3,386,316

Gross tax
depreciation of
investments           (785,552)    (2,541,562)    (4,455,264)    (3,594,667)    (3,269,343)
                    -----------   ------------   ------------   ------------   ------------
Net tax
appreciation
(depreciation) of
investments          $1,477,177    $ 5,079,441     $5,659,284    $ 1,867,328      $ 116,973
                    ===========   ============   ============   ============   ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

------

FINANCIAL HIGHLIGHTS

LIVESTRONG Income Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                            2008(1)       2007        2006   2005(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                                    $11.06     $10.45      $10.51    $10.00
                                           --------   --------    --------  --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.26       0.33        0.37      0.29

 Net Realized and Unrealized
 Gain (Loss)                                 (0.05)       0.75      (0.07)      0.52
                                           --------   --------    --------  --------
 Total From Investment Operations              0.21       1.08        0.30      0.81
                                           --------   --------    --------  --------
Distributions

 From Net Investment Income                  (0.29)     (0.32)      (0.35)    (0.30)

 From Net Realized Gains                     (0.02)     (0.15)      (0.01)        --
                                           --------   --------    --------  --------
 Total Distributions                         (0.31)     (0.47)      (0.36)    (0.30)
                                           --------   --------    --------  --------
Net Asset Value, End of Period               $10.96     $11.06      $10.45    $10.51
                                           ========   ========    ========  ========

TOTAL RETURN(4)                               1.86%     10.51%       2.99%     8.14%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.20%(6)      0.20%       0.20%  0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      4.64%(6)      3.03%       3.51%  3.16%(6)

Portfolio Turnover Rate                         18%        22%        120%        6%

Net Assets, End of Period
(in thousands)                              $48,243    $44,109     $27,374   $15,572

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008(1)        2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $11.06      $10.45     $10.51     $10.00
                                             --------    --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                 0.27        0.35       0.37       0.34

 Net Realized and Unrealized
 Gain (Loss)                                   (0.05)        0.75     (0.05)       0.48
                                             --------    --------   --------   --------
 Total From Investment Operations                0.22        1.10       0.32       0.82
                                             --------    --------   --------   --------
Distributions

 From Net Investment Income                    (0.30)      (0.34)     (0.37)     (0.31)

 From Net Realized Gains                       (0.02)      (0.15)     (0.01)         --
                                             --------    --------   --------   --------
 Total Distributions                           (0.32)      (0.49)     (0.38)     (0.31)
                                             --------    --------   --------   --------
Net Asset Value, End of Period                 $10.96      $11.06     $10.45     $10.51
                                             ========    ========   ========   ========

TOTAL RETURN(4)                                 1.96%      10.73%      3.20%      8.31%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                                0.00%(6)       0.00%      0.00%   0.00%(6)

Ratio of Net Investment Income (Loss) to
Average Net Assets                           4.84%(6)       3.23%      3.71%   3.36%(6)

Portfolio Turnover Rate                           18%         22%       120%         6%

Net Assets, End of Period
(in thousands)                                 $9,360      $8,285     $4,409     $3,169

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

Advisor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008(1)        2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $11.05      $10.45     $10.51     $10.00
                                             --------    --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                 0.23        0.31       0.33       0.18

 Net Realized and Unrealized
 Gain (Loss)                                   (0.03)        0.74     (0.05)       0.61
                                             --------    --------   --------   --------
 Total From Investment Operations                0.20        1.05       0.28       0.79
                                             --------    --------   --------   --------
Distributions

 From Net Investment Income                    (0.27)      (0.30)     (0.33)     (0.28)

 From Net Realized Gains                       (0.02)      (0.15)     (0.01)         --
                                             --------    --------   --------   --------
 Total Distributions                           (0.29)      (0.45)     (0.34)     (0.28)
                                             --------    --------   --------   --------
Net Asset Value, End of Period                 $10.96      $11.05     $10.45     $10.51
                                             ========    ========   ========   ========

TOTAL RETURN(4)                                 1.83%      10.13%      2.83%      7.82%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                                0.45%(6)       0.45%      0.45%   0.45%(6)

Ratio of Net Investment Income (Loss) to
Average Net Assets                           4.39%(6)       2.78%      3.26%   2.91%(6)

Portfolio Turnover Rate                           18%         22%       120%         6%

Net Assets, End of Period
(in thousands)                                 $6,660      $8,129     $2,966       $940

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG Income Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                              2008(1)        2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period           $11.05      $10.44     $10.50     $10.00
                                             --------    --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                 0.23        0.27       0.26       0.29

 Net Realized and Unrealized
 Gain (Loss)                                   (0.05)        0.76     (0.01)       0.46
                                             --------    --------   --------   --------
 Total From Investment Operations                0.18        1.03       0.25       0.75
                                             --------    --------   --------   --------
Distributions

 From Net Investment Income                    (0.26)      (0.27)     (0.30)     (0.25)

 From Net Realized Gains                       (0.02)      (0.15)     (0.01)         --
                                             --------    --------   --------   --------
 Total Distributions                           (0.28)      (0.42)     (0.31)     (0.25)
                                             --------    --------   --------   --------
Net Asset Value, End of Period                 $10.95      $11.05     $10.44     $10.50
                                             ========    ========   ========   ========

TOTAL RETURN(4)                                 1.61%       9.97%      2.48%      7.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                                0.70%(6)       0.70%      0.70%   0.70%(6)

Ratio of Net Investment Income (Loss) to
Average Net Assets                           4.14%(6)       2.53%      3.01%   2.66%(6)

Portfolio Turnover Rate                           18%         22%       120%         6%

Net Assets, End of Period
(in thousands)                                   $132        $112        $37         $9

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                           2008(1)       2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                                   $11.91     $11.09     $10.93     $10.00
                                          --------   --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)              0.29       0.32       0.37       0.25

 Net Realized and Unrealized
 Gain (Loss)                                (0.11)       1.04       0.11       0.86
                                          --------   --------   --------   --------
 Total From Investment Operations             0.18       1.36       0.48       1.11
                                          --------   --------   --------   --------
Distributions

 From Net Investment Income                 (0.41)     (0.27)     (0.31)     (0.18)

 From Net Realized Gains                    (0.05)     (0.27)     (0.01)         --
                                          --------   --------   --------   --------
 Total Distributions                        (0.46)     (0.54)     (0.32)     (0.18)
                                          --------   --------   --------   --------
Net Asset Value, End of Period              $11.63     $11.91     $11.09     $10.93
                                          ========   ========   ========   ========

TOTAL RETURN(4)                              1.42%     12.46%      4.46%     11.17%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                             0.20%(6)      0.20%      0.20%   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                     4.80%(6)      2.74%      3.27%   2.61%(6)

Portfolio Turnover Rate                        14%        18%       123%         2%

Net Assets, End of Period
(in thousands)                            $151,656   $139,725    $89,431    $40,717

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                            2008(1)       2007        2006   2005(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period         $11.93     $11.10      $10.94    $10.00
                                           --------   --------    --------  --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.30       0.34        0.33      0.29

 Net Realized and Unrealized
 Gain (Loss)                                 (0.12)       1.05        0.17      0.84
                                           --------   --------    --------  --------
 Total From Investment Operations              0.18       1.39        0.50      1.13
                                           --------   --------    --------  --------
Distributions

 From Net Investment Income                  (0.43)     (0.29)      (0.33)    (0.19)

 From Net Realized Gains                     (0.05)     (0.27)      (0.01)        --
                                           --------   --------    --------  --------
 Total Distributions                         (0.48)     (0.56)      (0.34)    (0.19)
                                           --------   --------    --------  --------
Net Asset Value, End of Period               $11.63     $11.93      $11.10    $10.94
                                           ========   ========    ========  ========

TOTAL RETURN(4)                               1.45%     12.77%       4.67%    11.32%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.00%(6)      0.00%       0.00%  0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      5.00%(6)      2.94%       3.47%  2.81%(6)

Portfolio Turnover Rate                         14%        18%        123%        2%

Net Assets, End of Period
(in thousands)                              $16,341    $15,736     $10,439    $3,011

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

Advisor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                            2008(1)        2007        2006    2005(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period         $11.89      $11.07      $10.91     $10.00
                                           --------    --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.26        0.30        0.31       0.17

 Net Realized and Unrealized
 Gain (Loss)                                 (0.09)        1.03        0.14       0.91
                                           --------    --------    --------   --------
 Total From Investment Operations              0.17        1.33        0.45       1.08
                                           --------    --------    --------   --------
Distributions

 From Net Investment Income                  (0.38)      (0.24)      (0.28)     (0.17)

 From Net Realized Gains                     (0.05)      (0.27)      (0.01)         --
                                           --------    --------    --------   --------
 Total Distributions                         (0.43)      (0.51)      (0.29)     (0.17)
                                           --------    --------    --------   --------
Net Asset Value, End of Period               $11.63      $11.89      $11.07     $10.91
                                           ========    ========    ========   ========

TOTAL RETURN(4)                               1.34%      12.20%       4.22%     10.88%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.45%(6)       0.45%       0.45%   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      4.55%(6)       2.49%       3.02%   2.36%(6)

Portfolio Turnover Rate                         14%         18%        123%         2%

Net Assets, End of Period
(in thousands)                              $16,752     $19,270      $9,556       $323

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2015 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2008(1)       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $11.88     $11.06      $10.90     $10.00
                                            --------   --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                0.28       0.25        0.19       0.24

 Net Realized and Unrealized
 Gain (Loss)                                  (0.13)       1.05        0.23       0.82
                                            --------   --------    --------   --------
 Total From Investment Operations               0.15       1.30        0.42       1.06
                                            --------   --------    --------   --------
Distributions

 From Net Investment Income                   (0.35)     (0.21)      (0.25)     (0.16)

 From Net Realized Gains                      (0.05)     (0.27)      (0.01)         --
                                            --------   --------    --------   --------
 Total Distributions                          (0.40)     (0.48)      (0.26)     (0.16)
                                            --------   --------    --------   --------
Net Asset Value, End of Period                $11.63     $11.88      $11.06     $10.90
                                            ========   ========    ========   ========

TOTAL RETURN(4)                                1.16%     11.92%       4.05%     10.59%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                               0.70%(6)      0.70%       0.70%   0.70%(6)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          4.30%(6)      2.24%       2.77%   2.11%(6)

Portfolio Turnover Rate                          14%        18%        123%         2%

Net Assets, End of Period
(in thousands)                                $4,081     $3,187        $351        $14

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                           2008(1)      2007       2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                                   $12.35    $11.49     $11.21     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)              0.30      0.28       0.34       0.18

 Net Realized and Unrealized
 Gain (Loss)                                (0.27)      1.34       0.27       1.17
                                          --------  --------   --------   --------
 Total From Investment Operations             0.03      1.62       0.61       1.35
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.40)    (0.24)     (0.31)     (0.14)

 From Net Realized Gains                    (0.05)    (0.52)     (0.02)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.45)    (0.76)     (0.33)     (0.14)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $11.93    $12.35     $11.49     $11.21
                                          ========  ========   ========   ========

TOTAL RETURN(4)                              0.12%    14.45%      5.48%     13.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                             0.20%(6)     0.20%      0.20%   0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                     4.70%(6)     2.34%      2.98%   2.08%(6)

Portfolio Turnover Rate                        13%       18%       120%         2%

Net Assets, End of Period
(in thousands)                            $196,114  $174,984   $112,202    $53,285

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                            2008(1)       2007        2006   2005(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                                    $12.37     $11.51      $11.23    $10.00
                                           --------   --------    --------  --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.30       0.31        0.37      0.27

 Net Realized and Unrealized
 Gain (Loss)                                 (0.27)       1.34        0.26      1.11
                                           --------   --------    --------  --------
 Total From Investment Operations              0.03       1.65        0.63      1.38
                                           --------   --------    --------  --------
Distributions

 From Net Investment Income                  (0.42)     (0.27)      (0.33)    (0.15)

 From Net Realized Gains                     (0.05)     (0.52)      (0.02)        --
                                           --------   --------    --------  --------
 Total Distributions                         (0.47)     (0.79)      (0.35)    (0.15)
                                           --------   --------    --------  --------
Net Asset Value, End of Period               $11.93     $12.37      $11.51    $11.23
                                           ========   ========    ========  ========

TOTAL RETURN(4)                               0.16%     14.67%       5.77%    13.74%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.00%(6)      0.00%       0.00%  0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      4.90%(6)      2.54%       3.18%  2.28%(6)

Portfolio Turnover Rate                         13%        18%        120%        2%

Net Assets, End of Period
(in thousands)                              $41,783    $44,250     $31,399   $21,458

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

Advisor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                            2008(1)        2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period         $12.34      $11.48      $11.19     $10.00
                                           --------    --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.27        0.26        0.29       0.12

 Net Realized and Unrealized
 Gain (Loss)                                 (0.26)        1.33        0.30       1.20
                                           --------    --------    --------   --------
 Total From Investment Operations              0.01        1.59        0.59       1.32
                                           --------    --------    --------   --------
Distributions

 From Net Investment Income                  (0.37)      (0.21)      (0.28)     (0.13)

 From Net Realized Gains                     (0.05)      (0.52)      (0.02)         --
                                           --------    --------    --------   --------
 Total Distributions                         (0.42)      (0.73)      (0.30)     (0.13)
                                           --------    --------    --------   --------
Net Asset Value, End of Period               $11.93      $12.34      $11.48     $11.19
                                           ========    ========    ========   ========

TOTAL RETURN(4)                             (0.05)%      14.17%       5.30%     13.28%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.45%(6)       0.45%       0.45%   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      4.45%(6)       2.09%       2.73%   1.83%(6)

Portfolio Turnover Rate                         13%         18%        120%         2%

Net Assets, End of Period
(in thousands)                              $19,403     $17,076      $7,404       $388

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2025 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2008(1)       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $12.32     $11.46      $11.18     $10.00
                                            --------   --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                0.29       0.22        0.19       0.15

 Net Realized and Unrealized
 Gain (Loss)                                  (0.31)       1.34        0.36       1.15
                                            --------   --------    --------   --------
 Total From Investment Operations             (0.02)       1.56        0.55       1.30
                                            --------   --------    --------   --------
Distributions

 From Net Investment Income                   (0.33)     (0.18)      (0.25)     (0.12)

 From Net Realized Gains                      (0.05)     (0.52)      (0.02)         --
                                            --------   --------    --------   --------
 Total Distributions                          (0.38)     (0.70)      (0.27)     (0.12)
                                            --------   --------    --------   --------
Net Asset Value, End of Period                $11.92     $12.32      $11.46     $11.18
                                            ========   ========    ========   ========

TOTAL RETURN(4)                              (0.22)%     13.90%       4.95%     13.10%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                               0.70%(6)      0.70%       0.70%   0.70%(6)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          4.20%(6)      1.84%       2.48%   1.58%(6)

Portfolio Turnover Rate                          13%        18%        120%         2%

Net Assets, End of Period
(in thousands)                                $1,653     $1,378        $545        $65

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                            2008(1)       2007        2006   2005(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                                    $13.09     $11.85      $11.43    $10.00
                                           --------   --------    --------  --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.33       0.24        0.31      0.17

 Net Realized and Unrealized
 Gain (Loss)                                 (0.48)       1.71        0.42      1.39
                                           --------   --------    --------  --------
 Total From Investment Operations            (0.15)       1.95        0.73      1.56
                                           --------   --------    --------  --------
Distributions

 From Net Investment Income                  (0.40)     (0.19)      (0.30)    (0.13)

 From Net Realized Gains                     (0.05)     (0.52)      (0.01)        --
                                           --------   --------    --------  --------
 Total Distributions                         (0.45)     (0.71)      (0.31)    (0.13)
                                           --------   --------    --------  --------
Net Asset Value, End of Period               $12.49     $13.09      $11.85    $11.43
                                           ========   ========    ========  ========

TOTAL RETURN(4)                             (1.25)%     16.86%       6.45%    15.71%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.20%(6)      0.20%       0.20%  0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      4.82%(6)      1.87%       2.61%  1.62%(6)

Portfolio Turnover Rate                         12%        23%        141%        3%

Net Assets, End of Period
(in thousands)                             $105,448    $91,220     $52,206   $21,537

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                            2008(1)       2007        2006   2005(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                                    $13.11     $11.87      $11.45    $10.00
                                           --------   --------    --------  --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.32       0.26        0.30      0.16

 Net Realized and Unrealized
 Gain (Loss)                                 (0.45)       1.72        0.45      1.43
                                           --------   --------    --------  --------
 Total From Investment Operations            (0.13)       1.98        0.75      1.59
                                           --------   --------    --------  --------
Distributions

 From Net Investment Income                  (0.43)     (0.22)      (0.32)    (0.14)

 From Net Realized Gains                     (0.05)     (0.52)      (0.01)        --
                                           --------   --------    --------  --------
 Total Distributions                         (0.48)     (0.74)      (0.33)    (0.14)
                                           --------   --------    --------  --------
Net Asset Value, End of Period               $12.50     $13.11      $11.87    $11.45
                                           ========   ========    ========  ========

TOTAL RETURN(4)                             (1.12)%     17.07%       6.66%    15.98%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.00%(6)      0.00%       0.00%  0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      5.02%(6)      2.07%       2.81%  1.82%(6)

Portfolio Turnover Rate                         12%        23%        141%        3%

Net Assets, End of Period
(in thousands)                              $22,235    $22,314     $11,104    $3,435

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

Advisor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                            2008(1)        2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period         $13.08      $11.83      $11.42     $10.00
                                           --------    --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.29        0.21        0.26       0.11

 Net Realized and Unrealized
 Gain (Loss)                                 (0.46)        1.72        0.43       1.44
                                           --------    --------    --------   --------
 Total From Investment Operations            (0.17)        1.93        0.69       1.55
                                           --------    --------    --------   --------
Distributions

 From Net Investment Income                  (0.37)      (0.16)      (0.27)     (0.13)

 From Net Realized Gains                     (0.05)      (0.52)      (0.01)         --
                                           --------    --------    --------   --------
 Total Distributions                         (0.42)      (0.68)      (0.28)     (0.13)
                                           --------    --------    --------   --------
Net Asset Value, End of Period               $12.49      $13.08      $11.83     $11.42
                                           ========    ========    ========   ========

TOTAL RETURN(4)                             (1.43)%      16.67%       6.10%     15.53%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.45%(6)       0.45%       0.45%   0.45%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      4.57%(6)       1.62%       2.36%   1.37%(6)

Portfolio Turnover Rate                         12%         23%        141%         3%

Net Assets, End of Period
(in thousands)                              $15,779     $13,378      $5,224       $113

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2035 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2008(1)       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $13.06     $11.82      $11.40     $10.00
                                            --------   --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                0.38       0.18        0.16       0.22

 Net Realized and Unrealized
 Gain (Loss)                                  (0.56)       1.71        0.51       1.30
                                            --------   --------    --------   --------
 Total From Investment Operations             (0.18)       1.89        0.67       1.52
                                            --------   --------    --------   --------
Distributions

 From Net Investment Income                   (0.34)     (0.13)      (0.24)     (0.12)

 From Net Realized Gains                      (0.05)     (0.52)      (0.01)         --
                                            --------   --------    --------   --------
 Total Distributions                          (0.39)     (0.65)      (0.25)     (0.12)
                                            --------   --------    --------   --------
Net Asset Value, End of Period                $12.49     $13.06      $11.82     $11.40
                                            ========   ========    ========   ========

TOTAL RETURN(4)                              (1.53)%     16.30%       5.93%     15.24%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                               0.70%(6)      0.70%       0.70%   0.70%(6)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          4.32%(6)      1.37%       2.11%   1.12%(6)

Portfolio Turnover Rate                          12%        23%        141%         3%

Net Assets, End of Period
(in thousands)                                $1,410       $975        $296         $6

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Investor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                            2008(1)       2007        2006   2005(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                                    $13.40     $11.96      $11.54    $10.00
                                           --------   --------    --------  --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.36       0.22        0.31      0.12

 Net Realized and Unrealized
 Gain (Loss)                                 (0.62)       1.92        0.46      1.56
                                           --------   --------    --------  --------
 Total From Investment Operations            (0.26)       2.14        0.77      1.68
                                           --------   --------    --------  --------
Distributions

 From Net Investment Income                  (0.41)     (0.17)      (0.32)    (0.14)

 From Net Realized Gains                     (0.05)     (0.53)      (0.03)        --
                                           --------   --------    --------  --------
 Total Distributions                         (0.46)     (0.70)      (0.35)    (0.14)
                                           --------   --------    --------  --------
Net Asset Value, End of Period               $12.68     $13.40      $11.96    $11.54
                                           ========   ========    ========  ========

TOTAL RETURN(4)                             (2.13)%     18.23%       6.76%    16.86%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.20%(6)      0.20%       0.20%  0.20%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      5.11%(6)      1.62%       2.62%  1.83%(6)

Portfolio Turnover Rate                         13%        25%        137%       17%

Net Assets, End of Period
(in thousands)                              $61,201    $48,229     $22,437    $7,465

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Institutional Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                            2008(1)       2007        2006   2005(2)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                                    $13.42     $11.98      $11.56    $10.00
                                           --------   --------    --------  --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.34       0.23        0.35      0.25

 Net Realized and Unrealized
 Gain (Loss)                                 (0.58)       1.93        0.44      1.45
                                           --------   --------    --------  --------
 Total From Investment Operations            (0.24)       2.16        0.79      1.70
                                           --------   --------    --------  --------
Distributions

 From Net Investment Income                  (0.44)     (0.19)      (0.34)    (0.14)

 From Net Realized Gains                     (0.05)     (0.53)      (0.03)        --
                                           --------   --------    --------  --------
 Total Distributions                         (0.49)     (0.72)      (0.37)    (0.14)
                                           --------   --------    --------  --------
Net Asset Value, End of Period               $12.69     $13.42      $11.98    $11.56
                                           ========   ========    ========  ========

TOTAL RETURN(4)                             (2.01)%     18.44%       6.96%    17.11%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.00%(6)      0.00%       0.00%  0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      5.31%(6)      1.82%       2.82%  2.03%(6)

Portfolio Turnover Rate                         13%        25%        137%       17%

Net Assets, End of Period
(in thousands)                              $30,191    $28,483     $13,397    $7,181

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

Advisor Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2008(1)       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $13.38     $11.94      $11.53     $10.00
                                            --------   --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                0.32       0.18        0.20       0.07

 Net Realized and Unrealized
 Gain (Loss)                                  (0.60)       1.92        0.53       1.59
                                            --------   --------    --------   --------
 Total From Investment Operations             (0.28)       2.10        0.73       1.66
                                            --------   --------    --------   --------
Distributions

 From Net Investment Income                   (0.37)     (0.13)      (0.29)     (0.13)

 From Net Realized Gains                      (0.05)     (0.53)      (0.03)         --
                                            --------   --------    --------   --------
 Total Distributions                          (0.42)     (0.66)      (0.32)     (0.13)
                                            --------   --------    --------   --------
Net Asset Value, End of Period                $12.68     $13.38      $11.94     $11.53
                                            ========   ========    ========   ========

TOTAL RETURN(4)                              (2.23)%     17.96%       6.51%     16.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                               0.45%(6)      0.45%       0.45%   0.45%(6)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          4.86%(6)      1.37%       2.37%   1.58%(6)

Portfolio Turnover Rate                          13%        25%        137%        17%

Net Assets, End of Period
(in thousands)                               $10,094     $9,091      $4,177       $380

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

LIVESTRONG 2045 Portfolio

R Class

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                             2008(1)       2007        2006    2005(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period          $13.36     $11.93      $11.51     $10.00
                                            --------   --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                0.35       0.12        0.12       0.18

 Net Realized and Unrealized
 Gain (Loss)                                  (0.64)       1.94        0.59       1.45
                                            --------   --------    --------   --------
 Total From Investment Operations             (0.29)       2.06        0.71       1.63
                                            --------   --------    --------   --------
Distributions

 From Net Investment Income                   (0.34)     (0.10)      (0.26)     (0.12)

 From Net Realized Gains                      (0.05)     (0.53)      (0.03)         --
                                            --------   --------    --------   --------
 Total Distributions                          (0.39)     (0.63)      (0.29)     (0.12)
                                            --------   --------    --------   --------
Net Asset Value, End of Period                $12.68     $13.36      $11.93     $11.51
                                            ========   ========    ========   ========

TOTAL RETURN(4)                              (2.34)%     17.58%       6.24%     16.38%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                               0.70%(6)      0.70%       0.70%   0.70%(6)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          4.61%(6)      1.12%       2.12%   1.33%(6)

Portfolio Turnover Rate                          13%        25%        137%        17%

Net Assets, End of Period
(in thousands)                                  $930       $753        $165         $6

(1) Six months ended January 31, 2008 (unaudited).

(2) August 31, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------

SHARE CLASS INFORMATION

Four classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class and R Class. The total expense ratio of
Institutional Class shares is lower than that of Investor Class shares; the total expense ratios of Advisor Class and R Class shares are higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; and/or 2) through certain financial intermediaries (such as banks, broker-dealers, insurance companies and investment advisors), which may require payment of a transaction fee to the financial intermediary. The funds' prospectus contains additional information regarding eligibility for Investor Class shares.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of Institutional Class shares is 0.20% less than the total expense ratio of Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.25% annual Rule 12b-1 distribution and service fee. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule
12b-1 distribution and service fee. The total expense ratio of R Class shares is 0.50% higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP NON-US WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-
sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE® (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM® (EMERGING MARKETS) INDEX represents the gross performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

------

NOTES

------

NOTES

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[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . .        1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . .        1-800-345-2021 or
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                                                              816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0803
SH-SAN-58748N

[front cover]

SEMIANNUAL REPORT
JANUARY 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

ONE CHOICE PORTFOLIO(SM): VERY CONSERVATIVE
ONE CHOICE PORTFOLIO(SM): CONSERVATIVE
ONE CHOICE PORTFOLIO(SM): MODERATE
ONE CHOICE PORTFOLIO(SM): AGGRESSIVE
ONE CHOICE PORTFOLIO(SM): VERY AGGRESSIVE

OUR MESSAGE TO YOU

[photo of Jonathan Thomas]

JONATHAN THOMAS
President and CEO
American Century Companies, Inc.

To help you monitor your investment, my colleagues and I take pride in providing you with the semiannual report for the American Century® One Choice
Portfolios for the six months ended January 31, 2008. I am honored to be addressing you in the "Our Message" space long devoted to company founder Jim
Stowers, Jr. and his son Jim Stowers III.

Jim Stowers III stepped down from the American Century Companies, Inc. (ACC)
board of directors in July 2007, his final move in a well-planned career transition to pursue new ventures outside the company. This reflected his family's support of our company's direction and its leadership team.

The Stowers family remains an integral part of our heritage, leadership, and financial structure. In fact, Jim Stowers, Jr. continues as co-chair of the
ACC board with Richard Brown, who has been on the board since 1998.

American Century Investments®, our clients, and our employees have been my top priority since I became company president and CEO in March, 2007. We have also added the executive talents of overall chief investment officer (CIO) Enrique
Chang, international equity CIO Mark On, U.S. growth equity CIO Steve Lurito, and chief operating officer Barry Fink.

This skilled group, combined with our existing senior management team, has already had a positive impact on the development and management of the products and services we take pride in delivering to you. We believe the ultimate measure of our performance is our clients' success. Therefore, our focus continues to be on building a long-term relationship with you and on delivering superior investment performance across our product line.

/s/Jonathan Thomas

[photo of James E. Stowers, Jr.]

JAMES E. STOWERS, JR.
Founder and Co-Chairman of the Board
American Century Companies, Inc.

[photo of Richard Brown]

RICHARD BROWN
Co-Chairman of the Board
American Century Companies, Inc.

TABLE OF CONTENTS

ONE CHOICE PORTFOLIOS

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .   34
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .   35

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

PERFORMANCE
One Choice Portfolios

Total Returns as of January 31, 2008
                                                             Average
                                                             Annual
                                                             Returns

                                                              Since     Inception
                                     6 months(1)  1 year    Inception      Date

ONE CHOICE PORTFOLIO: VERY
CONSERVATIVE -- INVESTOR CLASS          3.78%      5.57%      5.92%      9/30/04

ONE CHOICE PORTFOLIO: CONSERVATIVE
-- INVESTOR CLASS                       2.08%      4.61%      7.48%      9/30/04

ONE CHOICE PORTFOLIO: MODERATE --
INVESTOR CLASS                          0.07%      3.94%      9.80%      9/30/04

ONE CHOICE PORTFOLIO: AGGRESSIVE
-- INVESTOR CLASS                      -1.16%      4.41%     11.51%      9/30/04

ONE CHOICE PORTFOLIO: VERY
AGGRESSIVE -- INVESTOR CLASS           -3.07%      3.46%     12.72%      9/30/04

RUSSELL 3000 INDEX(2)                  -4.54%     -3.08%      9.08%         --

CITIGROUP US BROAD
INVESTMENT-GRADE BOND INDEX             7.38%      9.32%      5.12%         --

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

The Russell 3000 Index represents approximately 98% of investable U.S. equity market and provides a broad measure of equity performance. The Citigroup US
Broad Investment-Grade Bond Index represents the U.S. investment-grade fixed-rate bond market and provides a broad measure of bond market performance. Performance for these indices is provided for reference only.
None of the indices are intended to represent the composition of the portfolio, which invests in a mix of equity and fixed-income securities. (See the Schedule of Investments for the portfolio's asset allocations as of
January 31, 2008.)

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

------
2

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Very Conservative

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Conservative

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.
One Choice Portfolios

------
3

Growth of $10,000 Over Life of One Choice Portfolio: Moderate

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Growth of $10,000 Over Life of One Choice Portfolio: Aggressive

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

------
4

One Choice Portfolios

Growth of $10,000 Over Life of One Choice Portfolio: Very Aggressive

$10,000 investment made September 30, 2004

*From 9/30/04, the Investor Class's inception date. Not annualized.

One-Year Returns Over Life of Class
Periods ended January 31

                                              2005*    2006    2007      2008

One Choice Portfolio:
Very Conservative -- Investor Class           3.35%   4.03%    6.75%    5.57%

One Choice Portfolio:
Conservative -- Investor Class                4.78%   7.01%    8.46%    4.61%

One Choice Portfolio:
Moderate -- Investor Class                    6.65%   11.62%  10.41%    3.94%

One Choice Portfolio:
Aggressive -- Investor Class                  7.45%   15.18%  11.32%    4.41%

One Choice Portfolio:
Very Aggressive -- Investor Class             8.65%   17.80%  12.62%    3.46%

Russell 3000 Index                            7.22%   12.67%  14.11%    -3.08%

Citigroup US Broad
Investment-Grade Bond Index                   1.65%   1.91%    4.32%    9.32%

*From 9/30/04, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The performance of the portfolios is dependent on the performance of their underlying American Century funds, and will assume the risks associated with these funds. The risks will vary according to each portfolio's asset allocation, and the risk level assigned to each portfolio is intended to reflect the relative short-term price volatility among the funds in each. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The funds' total returns include operating expenses that reduce returns, while the total returns of the indices do not.

------
5

PORTFOLIO COMMENTARY
One Choice Portfolios

Portfolio Managers: Jeff Tyler and Irina Torelli

PERFORMANCE SUMMARY

The five One Choice Portfolios produced mixed results for the six months ended
January 31, 2008. Returns ranged from 3.78%(1) for One Choice Portfolio: Very
Conservative to -3.07%(1) for One Choice Portfolio: Very Aggressive (see pages
2-5 for more detailed performance information). The Portfolios' performance reflected a decline in stock markets worldwide and robust returns for bonds.

Because of the Portfolios' strategic exposure to the various asset classes, a review of the financial markets helps explain much of their performance.

STOCK MARKET REVIEW

A sharp increase in volatility led to a decline in the broad U.S. stock indexes during the six-month period. The driving factor was a meltdown in the subprime mortgage industry and a subsequent credit crunch. Tighter lending standards caused the credit markets to seize up and crimped funding for leveraged buy-outs, removing what had been an important leg of support for the stock market. In addition, banks and financial firms reported unexpectedly large subprime-related losses, corporate profit growth weakened, and rising energy and commodity prices sparked inflation worries despite evidence of slowing economic activity.

In response, the Federal Reserve (the Fed) lowered its federal funds rate target for the first time since June 2003, cutting rates three times in the last four months of 2007 and twice more in January 2008. Although the Fed's actions helped alleviate some of the credit and economic concerns, many market participants grew concerned that the Fed had fallen behind the curve and acted too late to prevent a recession.

As a result, with the exception of an uneven rally in September and October, the major stock indexes generally fell throughout the six-month period.
Large-cap stocks held up the best (see the accompanying table), while small-cap issues suffered the largest declines. Growth stocks comfortably outpaced value shares across all market capitalizations.

Market Index Total Returns
For the six months ended January 31, 2008(1)

U.S. STOCKS
Russell 1000 (Large-Cap)(2)                            -4.27%
Russell Midcap(2)                                      -6.70%
Russell 2000 (Small-Cap)(2)                            -7.51%

INTERNATIONAL STOCKS
MSCI EAFE (Europe, Australasia, Far East) Index        -7.52%
MSCI EM (Emerging Markets) Index                       -1.33%

U.S. FIXED INCOME
Lehman Brothers U.S. Aggregate(2)                       6.82%
10-Year U.S. Treasury Note                             11.36%
90-Day U.S. Treasury Bill                               2.65%

INTERNATIONAL BONDS
Citigroup Non-US World Government Bond                 13.06%

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. -- A Reuters Company. © 2008 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
6

One Choice Portfolios

International stocks generally produced larger losses than the domestic market during the six-month period despite a weaker U.S. dollar. Market volatility in the U.S. spread to other markets as subprime-related losses among financial firms worldwide led to concerns about a peak in global economic growth.
Emerging markets, which often underperform in a volatile environment, held up well during the period, declining modestly overall. Among developed markets, the Pacific Rim countries (excluding Japan) generated the best results, while the Japanese stock market declined notably amid sluggish domestic consumption.

BOND MARKET REVIEW

In contrast to the global equity markets, U.S. bonds advanced during the six-month period. The fallout from the subprime debacle led many investors to shun riskier investments and seek out the relative safety of the bond market.
The Fed's short-term interest rate cuts, which brought the federal funds rate down from 5.25% to 3.00%, also contributed favorably to bond performance.

Although bond yields declined across the board, shorter-term yields fell the most -- the two-year Treasury note yield declined from 4.53% to 2.10%, reflecting the change in Fed rate policy and expectations of further rate cuts going forward. Longer-term bond yields fell to a lesser degree -- the 10-year
Treasury bond yield slid from 4.74% to 3.60%. Consequently, the gap between short- and long-term bond yields widened substantially, creating a steeper yield curve.

Underlying Fund Allocations as a % of net assets as of January 31, 2008(1)
                         Very                                                   Very
                     Conservative    Conservative    Moderate   Aggressive   Aggressive

EQUITY

Equity Growth Fund       4.5%            8.5%         15.5%        14.0%        17.2%

Growth Fund              3.0%            5.2%          8.5%        14.9%        18.1%

Large Company
Value Fund               8.2%           11.2%          9.6%        8.6%         10.6%

Real Estate Fund         2.0%            2.0%          2.0%        2.0%         2.0%

Small Company Fund       1.0%            1.5%          2.0%        2.3%         2.5%

Value Fund               4.3%            6.1%          4.6%        3.8%         5.1%

Vista Fund               1.5%            4.0%          7.0%        13.5%        16.5%

Emerging Markets
Fund                      --              --           4.0%        6.4%         7.4%

International
Growth Fund               --             6.1%         10.1%        12.6%        15.6%

TOTAL EQUITY            24.5%           44.6%         63.3%        78.1%        95.0%

FIXED INCOME

Diversified Bond
Fund                    40.8%           37.6%         25.7%        15.8%        3.0%

High-Yield Fund           --              --           2.0%        4.0%          --

International
Bond Fund               10.0%            8.0%          3.0%         --           --

TOTAL FIXED INCOME      50.8%           45.6%         30.7%        19.8%        3.0%

PRIME MONEY
MARKET FUND             24.5%            9.6%          5.9%        2.0%         1.9%

OTHER ASSETS AND
LIABILITIES              0.2%            0.2%          0.1%        0.1%         0.1%

(1) Underlying fund investments represent Investor Class.

------
7

One Choice Portfolios

Treasury and government agency bonds delivered the best returns, benefiting the most from the flight to quality. Higher-quality mortgage-backed securities also held up well. Corporate bonds lagged as credit concerns intensified in the wake of the subprime meltdown; most notably, high-yield corporate bonds were the weakest performers in the bond market.

Foreign bonds produced double-digit gains, reflecting the favorable bond environment globally and a broad decline in the U.S. dollar versus other major currencies.

PORTFOLIO PERFORMANCE

Each One Choice Portfolio is a "fund of funds" that invests in other American
Century mutual funds to achieve its investment objective and target asset allocation. (See page 7 for the specific underlying fund allocations for each
One Choice Portfolio.)

Just one equity fund within the One Choice Portfolios posted a positive return for the six-month period -- Growth, a large-cap growth fund. Among the remaining stock funds, Real Estate produced the smallest decline thanks to strong gains in the first half of the period. The Portfolios' two international equity funds -- Emerging Markets and International Growth --
also held up well, as did mid-cap growth component Vista. The biggest decliner among the Portfolios' equity holdings was Small Company, reflecting the broad weakness in small-cap stocks.

The best-performing fund in the Portfolios was International Bond, which enjoyed a double-digit return that was in line with the performance of foreign fixed-income markets. Diversified Bond also advanced solidly, while High-Yield and Prime Money Market produced modestly positive returns.

PORTFOLIO STRATEGY

Each Portfolio has a "neutral" asset mix that remains constant, but we typically make modest adjustments to each Portfolio's actual asset mix to add value and improve the Portfolios' ability to meet their investment objectives.
Throughout the six-month period, we maintained a defensive position for the
Portfolios, with a modest overweight position in bonds and a corresponding underweight in stocks relative to the neutral asset mix. This positioning added value during the period as bonds advanced and stocks declined.

The Portfolios remained overweight in large-cap and growth-oriented stocks, both of which outperformed during the six-month period. In particular, we held an overweight position in Growth, the best-performing equity holding in the portfolio, and an underweight position in Value, one of the weaker performers.
Strong stock selection among our mid-cap and international equity holdings also contributed positively to performance as these segments of the Portfolios outperformed their respective market indexes by a wide margin.

For most of the six-month period, our modest overweight position in fixed-income securities was entirely in international bonds, which paid off as foreign bonds posted the best returns in the global financial markets. Toward the end of the period, however, we removed our overweight in international bonds (eliminating them completely from the One Choice Portfolio: Aggressive and One Choice Portfolio: Very Aggressive) and shifted to an overweight in high-quality domestic bonds. Within Diversified Bond, our main domestic bond component, defensive strategies contributed favorably to results. In particular, an underweight position in corporate bonds,

------
8

One Choice Portfolios

limited exposure to financials within the corporate sector, and a maturity structure that benefited from a steeper yield curve all boosted performance.
In addition, we were also underweight High-Yield in the Portfolios that have exposure to this fund.

OUTLOOK

U.S. economic growth is likely to be subpar in 2008. The severe housing downturn and subprime-related credit crunch have impaired lending activity, reduced liquidity in the credit markets, and increased the likelihood of a recession. The Fed has already taken significant steps to boost liquidity and economic activity, but the central bank's future efforts may be limited by the inflationary threats of chronically high energy prices and a weak U.S. dollar.

Given this environment, as well as the substantial volatility in both the stock and bond markets, we expect to maintain our defensive tactical positioning going forward, with a modest underweight in stocks and a slight overweight in bonds.

------
9

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds. As a shareholder in the underlying American Century funds, your fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the fund's annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century account (i.e., not a financial intermediary or retirement plan account), American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional,
Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
10

                                                                  Effective
                                          Expenses                 Expenses
                                         Paid                     Paid
                 Beginning     Ending    During                   During       Effective
                  Account     Account    Period(1)   Annualized   Period(2)   Annualized
                   Value       Value     8/1/07 -      Expense    8/1/07 -      Expense
                   8/1/07     1/31/08     1/31/08     Ratio(1)     1/31/08     Ratio(2)

One Choice Portfolio: Very Conservative
Actual             $1,000    $1,037.80     $0.00      0.00%(3)      $3.53        0.69%
Hypothetical       $1,000    $1,025.14     $0.00      0.00%(3)      $3.51        0.69%

One Choice Portfolio: Conservative
Actual             $1,000    $1,020.80     $0.00      0.00%(3)      $3.91        0.77%
Hypothetical       $1,000    $1,025.14     $0.00      0.00%(3)      $3.91        0.77%

One Choice Portfolio: Moderate
Actual             $1,000    $1,000.70     $0.00      0.00%(3)      $4.33        0.86%
Hypothetical       $1,000    $1,025.14     $0.00      0.00%(3)      $4.37        0.86%

One Choice Portfolio: Aggressive
Actual             $1,000     $988.40      $0.00      0.00%(3)      $4.70        0.94%
Hypothetical       $1,000    $1,025.14     $0.00      0.00%(3)      $4.77        0.94%

One Choice Portfolio: Very Aggressive
Actual             $1,000     $969.30      $0.00      0.00%(3)      $4.95        1.00%
Hypothetical       $1,000    $1,025.14     $0.00      0.00%(3)      $5.08        1.00%

(1) Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. The fees and expenses of the underlying American Century funds in which the fund invests are not included in the fund's annualized expense ratio.

(2) Effective expenses reflect the sum of expenses borne directly by the fund plus the fund's pro rata share of the weighted average expense ratio of the underlying funds in which it invests. The effective annualized expense ratio combines the fund's annualized expense ratio and the annualized weighted average expense ratio of the underlying funds. The annualized weighted average expense ratio of the underlying funds for the one-half year period reflects the actual expense ratio of each underlying fund from its most recent shareholder report, annualized and weighted for the fund's relative average investment therein during the period.

(3) Other expenses, which include the fees and expenses of the fund's independent directors and its legal counsel, as well as interest, did not exceed 0.005%.

------
11

SCHEDULE OF INVESTMENTS
One Choice Portfolios

January 31, 2008 (unaudited)

   Shares                                                    Value

One Choice Portfolio: Very Conservative

Mutual Funds(1) -- 99.8%

DOMESTIC FIXED INCOME FUNDS -- 40.8%
    2,437,138  Diversified Bond Fund Investor Class        $25,468,092
                                                           -----------
DOMESTIC EQUITY FUNDS -- 24.5%
      126,053  Equity Growth Fund Investor Class             2,831,150
       77,940  Growth Fund Investor Class                    1,874,457
      740,032  Large Company Value Fund Investor Class       5,084,020
       58,402  Real Estate Fund Investor Class               1,255,059
       82,827  Small Company Fund Investor Class               635,283
      452,436  Value Fund Investor Class                     2,705,567
       50,738  Vista Fund Investor Class                       946,264
                                                           -----------
                                                            15,331,800
                                                           -----------
MONEY MARKET FUNDS -- 24.5%
   15,329,453  Prime Money Market Fund Investor Class       15,329,453
                                                           -----------
INTERNATIONAL FIXED INCOME FUNDS -- 10.0%
      415,333  International Bond Fund Investor Class        6,267,375
                                                           -----------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $61,743,016)                                          62,396,720
                                                           -----------
OTHER ASSETS AND LIABILITIES -- 0.2%                           130,511
                                                           -----------
TOTAL NET ASSETS -- 100.0%                                 $62,527,231
                                                           ===========

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

   Shares                                                      Value

One Choice Portfolio: Conservative

Mutual Funds(1) -- 99.8%

DOMESTIC EQUITY FUNDS -- 38.5%
    1,019,935  Equity Growth Fund Investor Class            $ 22,907,740
      584,252  Growth Fund Investor Class                     14,051,261
    4,358,795  Large Company Value Fund Investor Class        29,944,921
      250,182  Real Estate Fund Investor Class                 5,376,411
      532,277  Small Company Fund Investor Class               4,082,565
    2,736,278  Value Fund Investor Class                      16,362,942
      579,647  Vista Fund Investor Class                      10,810,417
                                                            ------------
                                                             103,536,257
                                                            ------------
DOMESTIC FIXED INCOME FUNDS -- 37.6%
    9,677,451  Diversified Bond Fund Investor Class          101,129,363
                                                            ------------
MONEY MARKET FUNDS -- 9.6%
   25,869,932  Prime Money Market Fund Investor Class         25,869,932
                                                            ------------
INTERNATIONAL FIXED INCOME FUNDS -- 8.0%
    1,423,356  International Bond Fund Investor Class         21,478,442
                                                            ------------
INTERNATIONAL EQUITY FUNDS -- 6.1%
    1,300,607  International Growth Fund Investor Class       16,270,594
                                                            ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $265,435,594)                                          268,284,588
                                                            ------------
OTHER ASSETS AND LIABILITIES -- 0.2%                             458,201
                                                            ------------
TOTAL NET ASSETS -- 100.0%                                  $268,742,789
                                                            ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------
12

One Choice Portfolios

   Shares                                                      Value

One Choice Portfolio: Moderate

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 49.2%
    4,438,412  Equity Growth Fund Investor Class            $ 99,686,734
    2,257,444  Growth Fund Investor Class                     54,291,528
    8,983,317  Large Company Value Fund Investor Class        61,715,388
      597,188  Real Estate Fund Investor Class                12,833,570
    1,694,058  Small Company Fund Investor Class              12,993,425
    4,898,182  Value Fund Investor Class                      29,291,128
    2,420,772  Vista Fund Investor Class                      45,147,398
                                                            ------------
                                                             315,959,171
                                                            ------------
DOMESTIC FIXED INCOME FUNDS -- 27.7%
   15,807,792  Diversified Bond Fund Investor Class          165,191,426
    2,104,429  High-Yield Fund Investor Class                 12,773,884
                                                            ------------
                                                             177,965,310
                                                            ------------
INTERNATIONAL EQUITY FUNDS -- 14.1%
    2,566,675  Emerging Markets Fund Investor Class           25,435,749
    5,174,603  International Growth Fund Investor Class       64,734,284
                                                            ------------
                                                              90,170,033
                                                            ------------
MONEY MARKET FUNDS -- 5.9%
   38,002,514  Prime Money Market Fund Investor Class         38,002,514
                                                            ------------
INTERNATIONAL FIXED INCOME FUNDS -- 3.0%
1,274,114      International Bond Fund Investor Class         19,226,380
                                                            ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $635,620,612)                                          641,323,408
                                                            ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                             853,933
                                                            ------------
TOTAL NET ASSETS -- 100.0%                                  $642,177,341
                                                            ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

   Shares                                                     Value

One Choice Portfolio: Aggressive

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 59.1%
   2,623,464  Equity Growth Fund Investor Class            $ 58,923,001
   2,607,180  Growth Fund Investor Class                     62,702,679
   5,259,701  Large Company Value Fund Investor Class        36,134,146
     390,846  Real Estate Fund Investor Class                 8,399,281
   1,247,389  Small Company Fund Investor Class               9,567,474
   2,671,383  Value Fund Investor Class                      15,974,870
   3,055,296  Vista Fund Investor Class                      56,981,270
                                                           ------------
                                                            248,682,721
                                                           ------------
DOMESTIC FIXED INCOME FUNDS -- 19.8%
   6,368,651  Diversified Bond Fund Investor Class           66,552,403
   2,755,500  High-Yield Fund Investor Class                 16,725,885
                                                           ------------
                                                             83,278,288
                                                           ------------
INTERNATIONAL EQUITY FUNDS -- 19.0%
   2,730,402  Emerging Markets Fund Investor Class           27,058,284
   4,234,145  International Growth Fund Investor Class       52,969,154
                                                           ------------
                                                             80,027,438
                                                           ------------
MONEY MARKET FUNDS -- 2.0%
   8,292,476  Prime Money Market Fund Investor Class          8,292,476
                                                           ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $409,573,993)                                         420,280,923
                                                           ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                            416,050
                                                           ------------
TOTAL NET ASSETS -- 100.0%                                 $420,696,973
                                                           ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------
13

One Choice Portfolios

   Shares                                                     Value

One Choice Portfolio: Very Aggressive

Mutual Funds(1) -- 99.9%

DOMESTIC EQUITY FUNDS -- 72.0%
   1,395,508  Equity Growth Fund Investor Class            $ 31,343,110
   1,369,560  Growth Fund Investor Class                     32,937,918
   2,804,728  Large Company Value Fund Investor Class        19,268,481
     168,739  Real Estate Fund Investor Class                 3,626,201
     598,416  Small Company Fund Investor Class               4,589,851
   1,537,708  Value Fund Investor Class                       9,195,494
   1,612,151  Vista Fund Investor Class                      30,066,616
                                                           ------------
                                                            131,027,671
                                                           ------------
INTERNATIONAL EQUITY FUNDS -- 23.0%
   1,360,537  Emerging Markets Fund Investor Class           13,482,922
   2,267,165  International Growth Fund Investor Class       28,362,234
                                                           ------------
                                                             41,845,156
                                                           ------------
DOMESTIC FIXED INCOME FUNDS -- 3.0%
     515,711  Diversified Bond Fund Investor Class            5,389,180
                                                           ------------
MONEY MARKET FUNDS -- 1.9%
   3,581,094  Prime Money Market Fund Investor Class          3,581,094
                                                           ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $178,571,520)                                         181,843,101
                                                           ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                             97,204
                                                           ------------
TOTAL NET ASSETS -- 100.0%                                 $181,940,305
                                                           ============

Notes to Schedule of Investments

(1) Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

See Notes to Financial Statements.

------
14

STATEMENT OF ASSETS AND LIABILITIES

JANUARY 31, 2008 (UNAUDITED)
                                           Very
                                       Conservative   Conservative     Moderate
ASSETS

Investment securities in
affiliates, at value (cost of
$61,743,016, $265,435,594 and
$635,620,612, respectively)              $62,396,720   $268,284,588   $641,323,408

Cash                                              68             90             76

Receivable for capital shares sold                --          2,000         21,867

Distributions receivable from
affiliates                                   130,443        456,111        831,990
                                        ------------   ------------   ------------

NET ASSETS                               $62,527,231   $268,742,789   $642,177,341
                                        ============   ============   ============

INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE

Outstanding                                5,914,476     23,932,565     52,896,902
                                        ============   ============   ============

NET ASSET VALUE PER SHARE                     $10.57         $11.23         $12.14
                                        ============   ============   ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in
surplus)                                 $61,657,975   $261,303,276   $619,950,135

Accumulated undistributed net
investment income (loss)                    (63,330)        131,967      (129,926)

Undistributed net realized gain on
investment transactions                      278,882      4,458,552     16,654,336

Net unrealized appreciation on
investments                                  653,704      2,848,994      5,702,796
                                        ------------   ------------   ------------
                                         $62,527,231   $268,742,789   $642,177,341
                                        ============   ============   ============

See Notes to Financial Statements.

------
15

JANUARY 31, 2008 (UNAUDITED)
                                                     Aggressive    Very Aggressive
ASSETS

Investment securities in affiliates, at value
(cost of $409,573,993 and $178,571,520,
respectively)                                        $420,280,923     $181,843,101

Cash                                                           87               68

Receivable for capital shares sold                         31,300           63,269

Distributions receivable from affiliates                  384,663           33,867
                                                     ------------    -------------

NET ASSETS                                           $420,696,973     $181,940,305
                                                     ============    =============

INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE

Outstanding                                            32,383,266       13,369,840
                                                     ============    =============

NET ASSET VALUE PER SHARE                                  $12.99           $13.61
                                                     ============    =============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)              $396,906,960     $172,147,958

Accumulated net investment loss                         (366,485)        (287,562)

Undistributed net realized gain on investment
transactions                                           13,449,568        6,808,328

Net unrealized appreciation on investments             10,706,930        3,271,581
                                                     ------------    -------------
                                                     $420,696,973     $181,940,305
                                                     ============    =============

See Notes to Financial Statements.

------
16

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)

                                           Very
                                       Conservative   Conservative     Moderate
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from
underlying funds - affiliates             $1,284,977     $6,322,584    $14,641,090
                                       -------------   ------------   ------------

EXPENSES:

Directors' fees and expenses                     451          2,425          6,244
                                       -------------   ------------   ------------

NET INVESTMENT INCOME (LOSS)               1,284,526      6,320,159     14,634,846
                                       -------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying
funds                                       (28,067)         28,687        215,892

Capital gain distributions received
from underlying funds                        539,663      5,142,471     18,843,723
                                       -------------   ------------   ------------
                                             511,596      5,171,158     19,059,615
                                       -------------   ------------   ------------

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION) ON
INVESTMENTS IN UNDERLYING FUNDS             (69,947)    (6,904,148)   (35,409,087)
                                       -------------   ------------   ------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON AFFILIATES                         441,649    (1,732,990)   (16,349,472)
                                       -------------   ------------   ------------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS          $1,726,175     $4,587,169   $(1,714,626)
                                        ============   ============   ============

See Notes to Financial Statements.

------
17

FOR THE SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED)

                                                     Aggressive    Very Aggressive
INVESTMENT INCOME (LOSS)

INCOME:

Income distributions from underlying funds -
affiliates                                             $9,176,963       $3,792,100
                                                     ------------    -------------

EXPENSES:

Directors' fees and expenses                                4,257            1,820
                                                     ------------    -------------

NET INVESTMENT INCOME (LOSS)                            9,172,706        3,790,280
                                                     ------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATES

NET REALIZED GAIN (LOSS) ON:

Sale of investments in underlying funds                  (37,519)        (447,536)

Capital gain distributions received from
underlying funds                                       15,171,641        7,980,319
                                                     ------------    -------------
                                                       15,134,122        7,532,783
                                                     ------------    -------------

CHANGE IN NET UNREALIZED APPRECIATION
(DEPRECIATION) ON INVESTMENTS IN UNDERLYING FUNDS    (30,929,877)     (17,995,147)
                                                     ------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
AFFILIATES                                           (15,795,755)     (10,462,364)
                                                     ------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                      $(6,623,049)     $(6,672,084)
                                                     ============    =============

See Notes to Financial Statements.

------
18

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED) AND YEAR ENDED JULY 31, 2007

                              Very Conservative               Conservative

Increase (Decrease) in
Net Assets                   2008          2007           2008           2007

OPERATIONS

Net investment income
(loss)                    $ 1,284,526    $ 1,237,837    $ 6,320,159    $ 5,551,796

Net realized gain
(loss)                        511,596         93,636      5,171,158      1,264,794

Change in net
unrealized
appreciation
(depreciation)               (69,947)        599,099    (6,904,148)      8,245,024
                          -----------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting from
operations                  1,726,175      1,930,572      4,587,169     15,061,614
                          -----------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income                    (1,494,558)    (1,153,304)    (6,762,594)    (5,231,274)

From net realized gains     (190,807)       (69,135)    (1,699,054)      (467,169)
                          -----------   ------------   ------------   ------------
Decrease in net assets
from distributions        (1,685,365)    (1,222,439)    (8,461,648)    (5,698,443)
                          -----------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares
sold                       26,930,110     29,687,745     70,016,640    138,628,869

Proceeds from
reinvestment of
distributions               1,625,838      1,174,189      8,278,879      5,503,221

Payments for shares
redeemed                  (7,052,342)   (10,439,388)   (33,507,808)   (36,050,020)
                          -----------   ------------   ------------   ------------
Net increase
(decrease) in net
assets from capital
share transactions         21,503,606     20,422,546     44,787,711    108,082,070
                          -----------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                     21,544,416     21,130,679     40,913,232    117,445,241

NET ASSETS

Beginning of period        40,982,815     19,852,136    227,829,557    110,384,316
                          -----------   ------------   ------------   ------------
End of period             $62,527,231    $40,982,815   $268,742,789   $227,829,557
                          ===========   ============   ============   ============

Accumulated
undistributed net
investment income
(loss)                      $(63,330)       $146,702       $131,967       $574,402
                          ===========   ============   ============   ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                        2,537,593      2,818,872      6,105,307     12,377,036

Issued in reinvestment
of distributions              154,522        112,054        727,697        491,552

Redeemed                    (660,784)      (988,497)    (2,924,384)    (3,195,492)
                          -----------   ------------   ------------   ------------
Net increase
(decrease) in shares
of the fund                 2,031,331      1,942,429      3,908,620      9,673,096
                          ===========   ============   ============   ============

See Notes to Financial Statements.

------
19

SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED) AND YEAR ENDED JULY 31, 2007

                                  Moderate                     Aggressive

Increase (Decrease)
in Net Assets               2008           2007           2008           2007
OPERATIONS

Net investment income
(loss)                   $ 14,634,846   $ 12,589,264    $ 9,172,706    $ 7,522,680

Net realized gain
(loss)                     19,059,615      5,252,428     15,134,122      4,035,206

Change in net
unrealized
appreciation
(depreciation)           (35,409,087)     34,772,872   (30,929,877)     36,566,103
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets resulting from
operations                (1,714,626)     52,614,564    (6,623,049)     48,123,989
                         ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment
income                   (15,841,235)   (11,946,777)   (12,099,333)    (6,046,156)
From net realized
gains                     (7,139,715)    (1,486,925)    (5,382,222)    (1,127,285)

                         ------------   ------------   ------------   ------------
Decrease in net
assets from
distributions            (22,980,950)   (13,433,702)   (17,481,555)    (7,173,441)
                         ------------   ------------   ------------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares
sold                      130,596,248    350,149,847     76,050,508    206,152,389

Proceeds from
reinvestment of
distributions              22,271,712     12,997,995     17,179,188      7,051,677

Payments for shares
redeemed                 (72,371,595)   (69,562,395)   (45,450,000)   (48,482,618)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in net
assets from capital
share transactions         80,496,365    293,585,447     47,779,696    164,721,448
                         ------------   ------------   ------------   ------------

NET INCREASE
(DECREASE) IN NET
ASSETS                     55,800,789    332,766,309     23,675,092    205,671,996

NET ASSETS

Beginning of period       586,376,552    253,610,243    397,021,881    191,349,885
                         ------------   ------------   ------------   ------------
End of period            $642,177,341   $586,376,552   $420,696,973   $397,021,881
                         ============   ============   ============   ============

Accumulated
undistributed net
investment income
(loss)                     $(129,926)     $1,076,463     $(366,485)     $2,560,142
                         ============   ============   ============   ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                       10,260,355     28,824,439      5,454,112     15,967,469

Issued in
reinvestment of
distributions               1,765,710      1,067,879      1,248,488        552,206

Redeemed                  (5,727,369)    (5,659,266)    (3,311,175)    (3,696,019)
                         ------------   ------------   ------------   ------------
Net increase
(decrease) in shares
of the fund                 6,298,696     24,233,052      3,391,425     12,823,656
                         ============   ============   ============   ============

See Notes to Financial Statements.

------
20

SIX MONTHS ENDED JANUARY 31, 2008 (UNAUDITED) AND YEAR ENDED JULY 31, 2007

                                                            Very Aggressive

Increase (Decrease) in Net Assets                         2008           2007

OPERATIONS

Net investment income (loss)                            $ 3,790,280    $ 2,336,864

Net realized gain (loss)                                  7,532,783      1,943,059

Change in net unrealized appreciation
(depreciation)                                         (17,995,147)     18,579,766
                                                       ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                         (6,672,084)     22,859,689
                                                       ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                              (4,620,480)    (1,998,188)

From net realized gains                                 (2,398,616)      (491,017)
                                                       ------------   ------------
Decrease in net assets from distributions               (7,019,096)    (2,489,205)
                                                       ------------   ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                                46,404,561     94,590,521

Proceeds from reinvestment of distributions               6,951,211      2,423,425

Payments for shares redeemed                           (26,568,126)   (25,802,240)
                                                       ------------   ------------
Net increase (decrease) in net assets from capital
share transactions                                       26,787,646     71,211,706
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                    13,096,466     91,582,190

NET ASSETS

Beginning of period                                     168,843,839     77,261,649
                                                       ------------   ------------
End of period                                          $181,940,305   $168,843,839
                                                       ============   ============

Accumulated undistributed net investment income
(loss)                                                   $(287,562)       $542,638
                                                       ============   ============

TRANSACTIONS IN SHARES OF THE FUND

Sold                                                      3,128,551      6,950,789

Issued in reinvestment of distributions                     472,871        180,583

Redeemed                                                (1,815,021)    (1,866,727)
                                                       ------------   ------------
Net increase (decrease) in shares of the fund             1,786,401      5,264,645
                                                       ============   ============

See Notes to Financial Statements.

------
21

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Asset Allocation Portfolios, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act), as amended, as an open-end management investment company. One Choice
Portfolio: Very Conservative (Very Conservative), One Choice Portfolio:
Conservative (Conservative), One Choice Portfolio: Moderate (Moderate), One
Choice Portfolio: Aggressive (Aggressive), and One Choice Portfolio: Very
Aggressive (Very Aggressive) (collectively, the funds) are five funds in a series issued by the corporation. The funds operate as "fund of funds,"
meaning that substantially all of the funds' assets will be invested in other funds in the American Century family of funds (the underlying funds). Because the funds directly invest in a relatively small number of underlying funds, they are not diversified as defined by the 1940 Act. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities. The funds' investment objectives are to seek the highest total return consistent with their respective asset mix. The funds pursue their objectives by investing in underlying funds that represent a variety of asset classes and investment styles. Generally, more conservative funds emphasize investments in bonds and cash equivalents while more aggressive funds emphasize investments in stocks. The corporation is authorized to issue 3,000,000,000 shares. The following is a summary of the funds' significant accounting policies.

UNDERLYING FUNDS -- Each fund's assets are allocated among underlying funds that represent major asset classes, including equity securities (stocks), fixed-income securities (bonds) and cash-equivalent instruments (money markets). A brief description of each of the underlying funds follows.

DOMESTIC EQUITY FUNDS

EQUITY GROWTH seeks long-term capital growth. It uses a quantitative investment strategy to construct an optimized portfolio drawn primarily from the 1,500 largest publicly traded U.S. companies without regard to dividend yield.

GROWTH seeks long-term capital growth. It uses a growth investment strategy and generally invests in larger U.S. companies.

LARGE COMPANY VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in larger
U.S. companies.

REAL ESTATE seeks high total investment return through a combination of capital appreciation and current income. It invests primarily in equity securities issued by real estate investment trusts and companies engaged in the real estate industry.

SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

VALUE seeks long-term capital growth with income as a secondary objective. It uses a value investment strategy and invests primarily in U.S. companies of all sizes.

VISTA seeks long-term capital growth. It uses a growth investment strategy and generally invests in medium-sized and smaller U.S. companies.

INTERNATIONAL EQUITY FUNDS

EMERGING MARKETS seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in emerging market countries.

INTERNATIONAL GROWTH seeks capital growth. It uses a growth investment strategy and invests primarily in securities of companies located in developed countries other than the United States.

DOMESTIC FIXED INCOME FUNDS

DIVERSIFIED BOND seeks a high level of income by investing primarily in high-
and medium-grade, non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities and securities backed by mortgages or other assets.

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22

HIGH-YIELD seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt securities. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.

INTERNATIONAL FIXED INCOME FUNDS

INTERNATIONAL BOND seeks high total return by investing in high-quality, non-dollar-denominated government and corporate debt securities issued outside the United States.

MONEY MARKET FUNDS

PRIME MONEY MARKEt seeks to earn the highest level of current income while preserving the value of shareholder investments by investing in high-quality, very short-term debt securities issued by corporations, banks and governments.

SECURITY VALUATIONS -- Investments in the underlying funds are valued at their reported net asset value. The underlying funds have specific valuation policies. If an event occurs after the value of a security was established but before the net asset value per share of an underlying fund was determined that was likely to materially change the net asset value of the underlying fund, that security would be valued as determined in accordance with procedures adopted by the Board of Directors/Trustees. If the underlying fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Directors/Trustees or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact an underlying fund's net asset value. Certain other circumstances may cause the underlying fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss).

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. At this time, management has not identified any uncertain tax positions that would materially impact the financial statements. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly for Very Conservative, Conservative, and
Moderate. Distributions from net investment income, if any, are generally declared and paid annually for Aggressive and Very Aggressive. Distributions from net realized gains, if any, are generally declared and paid annually for all the funds.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

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23

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation's investment advisor, American Century
Investment Management, Inc. (ACIM), does not receive an administrative fee for services provided to the funds. Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests.
These fees and expenses are already reflected in the valuation of the underlying funds.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of
American Century Companies, Inc., the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century
Services, LLC. The directors of the corporation are also directors of some underlying funds and therefore those underlying funds may be deemed to be under common control with the corporation. The officers of the corporation are also officers of all the underlying funds. ACIM or American Century Global
Investment Management, Inc., a wholly-owned subsidiary of ACIM, serves as the investment advisor for the underlying funds.

3. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended January 31, 2008, were as follows:

                  Very                                                        Very
              Conservative   Conservative     Moderate      Aggressive     Aggressive

Purchases       $26,213,931    $73,828,409   $169,748,483   $105,516,654    $50,844,421

Proceeds
from sales       $4,603,390    $26,107,814    $78,876,121    $50,955,500    $19,368,279

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24

4. AFFILIATED COMPANY TRANSACTIONS

Investments are funds within the American Century family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each underlying fund during the six months ended January 31, 2008 follows:

                                                                                         January 31, 2008
                     July 31,                                Realized
 Fund/Underlying    2007 Share     Purchase                  Gain        Distributions      Share
       Fund           Balance        Cost       Sales Cost     (Loss)     Received(1)      Balance    Market Value

One Choice Portfolio: Very Conservative

Diversified Bond
Fund Investor
Class                 1,672,271    $9,550,550    $1,714,904   $(16,650)        $436,668    2,437,138    $25,468,092

Equity Growth
Fund Investor
Class                    68,751     1,535,518       170,317       3,905         170,009      126,053      2,831,150

Growth Fund
Investor Class           51,420       849,271       191,667      10,538           1,997       77,940      1,874,457

Large Company
Value Fund
Investor Class          412,204     2,531,538       214,738     (3,900)         154,562      740,032      5,084,020

Real Estate Fund
Investor Class           28,932       771,526       123,125    (17,635)         168,762       58,402      1,255,059

Small Company
Fund Investor
Class                    38,129       406,241        31,811     (1,541)          55,312       82,827        635,283

Value Fund
Investor Class          217,015     1,606,781        88,427     (2,705)         292,440      452,436      2,705,567

Vista Fund
Investor Class           29,213       550,570       127,832       6,071          69,206       50,738        946,264

Prime Money
Market Fund
Investor Class       10,152,022     5,994,516       817,085          --         272,795   15,329,453     15,329,453

International
Bond Fund
Investor Class          329,535     2,417,420     1,151,551     (6,150)         202,889      415,333      6,267,375
                     ----------   -----------    ----------   ---------      ----------   ----------   ------------
                                  $26,213,931    $4,631,457   $(28,067)      $1,824,640                 $62,396,720
                                  ===========    ==========   =========      ==========                ============

One Choice Portfolio: Conservative

Equity Growth
Fund Investor
Class                   725,342    $7,925,572      $798,358   $(17,537)      $1,645,974    1,019,935    $22,907,740

Growth Fund
Investor Class          502,880     3,451,282     1,446,120      38,086          17,895      584,252     14,051,261

Large Company
Value Fund
Investor Class        3,167,995     8,967,011       377,283    (31,084)       1,088,015    4,358,795     29,944,921

Real Estate Fund
Investor Class          161,780     2,426,663       498,473   (115,810)         861,060      250,182      5,376,411

Small Company
Fund Investor
Class                   319,768     1,913,359        80,198    (11,071)         425,139      532,277      4,082,565

Value Fund
Investor Class        1,713,124     6,973,560       219,047    (30,189)       2,111,204    2,736,278     16,362,942

Vista Fund
Investor Class          438,398     4,192,787     1,443,542      64,783         945,352      579,647     10,810,417

Diversified Bond
Fund Investor
Class                 8,653,564    21,592,091    11,302,299    (52,804)       2,098,153    9,677,451    101,129,363

Prime Money
Market Fund
Investor Class       22,372,011     5,885,117     2,387,196          --         561,404   25,869,932     25,869,932

International
Bond Fund
Investor Class        1,507,491     4,707,643     5,910,455       8,150         834,287    1,423,356     21,478,442

International
Growth Fund
Investor Class          988,506     5,793,324     1,616,156     176,163         876,572    1,300,607     16,270,594
                     ----------   -----------    ----------   ---------      ----------   ----------   ------------
                                  $73,828,409   $26,079,127     $28,687     $11,465,055                $268,284,588
                                  ===========    ==========   =========      ==========                ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

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25

                                                                                           January 31, 2008
                     July 31,
Fund/Underlying     2007 Share                                 Realized    Distributions      Share
Fund                  Balance    Purchase Cost   Sales Cost   Gain (Loss)   Received(1)      Balance    Market Value

One Choice Portfolio: Moderate

Equity Growth
Fund Investor
Class                 3,413,200    $27,892,077    $2,866,116   $(328,733)      $7,519,958    4,438,412    $99,686,734

Growth Fund
Investor Class        2,102,736     10,633,372     6,836,667       15,002          72,522    2,257,444     54,291,528

Large Company
Value Fund
Investor Class        7,069,404     15,920,798     1,986,951    (217,074)       2,358,260    8,983,317     61,715,388

Real Estate Fund
Investor Class          417,609      5,281,202     1,540,973    (466,010)       2,159,572      597,188     12,833,570

Small Company
Fund Investor
Class                 1,100,773      5,565,026       405,381     (87,050)       1,419,061    1,694,058     12,993,425

Value Fund
Investor Class        3,318,289     11,365,992       877,402    (161,273)       3,961,293    4,898,182     29,291,128

Vista Fund
Investor Class        1,982,955     14,721,472     6,320,485      127,023       4,141,208    2,420,772     45,147,398

Diversified Bond
Fund Investor
Class                15,108,434     34,187,687    27,399,185       44,085       3,611,598   15,807,792    165,191,426

High-Yield Fund
Investor Class        1,870,879      2,787,280     1,387,801     (66,802)         428,529    2,104,429     12,773,884

Emerging Markets
Fund Investor
Class                 2,195,578      9,125,056     4,814,957      863,837       2,455,536    2,566,675     25,435,749

International
Growth Fund
Investor Class        4,254,581     19,052,185     7,026,022      196,938       3,656,137    5,174,603     64,734,284

Prime Money
Market Fund
Investor Class       35,573,044      8,462,542     6,033,072           --         878,193   38,002,514     38,002,514

International
Bond Fund
Investor Class        1,731,065      4,753,794    11,165,217      295,949         822,946    1,274,114     19,226,380
                     ----------   ------------   -----------   ----------   -------------                ------------
                                  $169,748,483   $78,660,229     $215,892     $33,484,813                $641,323,408
                                  ============   ===========   ==========   =============                ============

One Choice Portfolio: Aggressive

Equity Growth
Fund Investor
Class                 2,088,338    $14,946,997    $1,668,989   $(255,530)      $4,586,957    2,623,464    $58,923,001

Growth Fund
Investor Class        2,513,849     10,274,465     7,984,836    (120,128)          86,512    2,607,180     62,702,679

Large Company
Value Fund
Investor Class        4,284,730      8,748,856     1,563,685    (194,083)       1,426,121    5,259,701     36,134,146

Real Estate Fund
Investor Class          282,762      3,316,160     1,116,378    (386,149)       1,461,735      390,846      8,399,281

Small Company
Fund Investor
Class                   838,718      3,904,826       307,347     (80,124)       1,079,013    1,247,389      9,567,474

Value Fund
Investor Class        1,872,957      5,862,466       486,833    (108,221)       2,234,564    2,671,383     15,974,870

Vista Fund
Investor Class        2,594,601     15,846,020     6,935,399       65,418       5,401,232    3,055,296     56,981,270

Diversified Bond
Fund Investor
Class                 6,140,346     14,601,656    12,389,340       91,066       1,470,231    6,368,651     66,552,403

High-Yield Fund
Investor Class        2,534,166      3,825,584     2,549,055    (142,318)         577,971    2,755,500     16,725,885

Emerging Markets
Fund Investor
Class                 2,417,645      8,433,195     4,767,161      782,069       2,697,258    2,730,402     27,058,284

International
Growth Fund
Investor Class        3,602,665     13,085,369     4,832,762     (18,229)       3,089,559    4,234,145     52,969,154

Prime Money
Market Fund
Investor Class        8,031,973      1,939,353     1,678,850           --         197,431    8,292,476      8,292,476

International
Bond Fund
Investor Class          293,166        731,707     4,712,384      328,710          40,020           --             --
                     ----------   ------------   -----------   ----------   -------------   ----------   ------------
                                  $105,516,654   $50,993,019    $(37,519)     $24,348,604                $420,280,923
                                  ============   ===========   ==========   =============                ============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

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26

                                                                                               January 31, 2008
                    July 31,
                    2007
 Fund/Underlying    Share         Purchase                   Realized    Distributions   Share
       Fund          Balance        Cost       Sales Cost   Gain (Loss)   Received(1)     Balance      Market Value

One Choice Portfolio: Very Aggressive

Equity Growth
Fund Investor
Class                1,097,999    $8,741,260    $1,380,281   $(170,565)      $2,383,152   1,395,508       $31,343,110

Growth Fund
Investor Class       1,304,700     6,850,982     5,201,396     (83,887)          46,341   1,369,560        32,937,918

Large Company
Value Fund
Investor Class       2,258,544     5,318,280     1,341,005    (151,417)         740,341   2,804,728        19,268,481

Real Estate Fund
Investor Class         120,735     1,523,187       618,026    (199,629)         592,254     168,739         3,626,201

Small Company
Fund Investor
Class                  397,812     1,930,933       184,207     (35,291)         487,388     598,416         4,589,851

Value Fund
Investor Class       1,065,877     3,729,682       665,462    (121,591)       1,222,450   1,537,708         9,195,494

Vista Fund
Investor Class       1,352,983     8,079,512     2,853,781     (22,480)       2,965,289   1,612,151        30,066,616

Emerging Markets
Fund Investor
Class                1,189,434     3,699,820     1,657,269      230,809       1,433,920   1,360,537        13,482,922

International
Growth Fund
Investor Class       1,906,138     6,835,214     1,931,533     (38,360)       1,706,863   2,267,165        28,362,234

Diversified Bond
Fund Investor
Class                  349,452     2,616,880       918,773       11,183          92,880     515,711         5,389,180

Prime Money
Market Fund
Investor Class       3,427,061     1,092,095       938,062           --          84,742   3,581,094         3,581,094

International
Bond Fund
Investor Class         125,026       426,576     2,126,020      133,692          16,799          --                --
                     ---------   -----------   -----------   ----------   -------------   ---------   ---------------
                                 $50,844,421   $19,815,815   $(447,536)     $11,772,419                  $181,843,101
                                 ===========   ===========   ==========   =============               ===============

(1) Distributions received includes distributions from net investment income and from capital gains from the underlying funds.

5. INVESTMENTS IN UNDERLYING FUNDS

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds' net assets. As of January 31, 2008, the funds, in aggregate, owned 52%
of Diversified Bond Fund.

6. RISK FACTORS

Some of the underlying funds invest in foreign securities, which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the funds invest could cause the funds' investments in that country to experience gains or losses. Investing in emerging markets may accentuate these risks.

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27

7. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2008, the components of investments for federal income tax purposes were as follows:

                       Very                                                        Very
                   Conservative   Conservative     Moderate      Aggressive     Aggressive
Federal tax cost
of investments       $62,003,397   $266,204,899   $638,404,386   $411,714,584   $179,753,164
                    ============   ============   ============   ============   ============
Gross tax
appreciation of
investments           $1,445,384    $10,038,498    $27,808,939    $24,503,929    $10,017,835

Gross tax
depreciation of
investments          (1,052,061)    (7,958,809)   (24,889,917)   (15,937,590)    (7,927,898)
                    ------------   ------------   ------------   ------------   ------------
Net tax
appreciation
(depreciation)
of investments          $393,323     $2,079,689     $2,919,022     $8,566,339     $2,089,937
                    ============   ============   ============   ============   ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. Management is currently evaluating the impact that adopting FAS 157 will have on the financial statement disclosures.

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28

FINANCIAL HIGHLIGHTS
One Choice Portfolio: Very Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                            2008(1)    2007      2006     2005(2)

PER-SHARE DATA
Net Asset Value, Beginning of Period          $10.55   $10.23    $10.27     $10.00
                                            --------  -------   -------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)                0.29     0.40      0.37       0.25

 Net Realized and
 Unrealized Gain (Loss)                         0.10     0.33    (0.04)       0.29
                                            --------  -------   -------   --------
 Total From Investment Operations               0.39     0.73      0.33       0.54
                                            --------  -------   -------   --------
Distributions
 From Net Investment Income                   (0.33)   (0.39)    (0.36)     (0.27)

 From Net Realized Gains
                                              (0.04)   (0.02)    (0.01)         --
                                            --------  -------   -------   --------
 Total Distributions                          (0.37)   (0.41)    (0.37)     (0.27)
                                            --------  -------   -------   --------
Net Asset Value, End of Period                $10.57   $10.55    $10.23     $10.27
                                            ========  =======   =======   ========

TOTAL RETURN(4)                                3.78%    7.23%     3.27%      5.43%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average
Net Assets(5)                               0.00%(6)    0.00%     0.00%   0.00%(6)

Ratio of Net Investment Income (Loss) to
Average Net Assets                          5.38%(6)    3.83%     3.67%   3.00%(6)

Portfolio Turnover Rate                          10%      17%       34%        38%

Net Assets, End of Period (in thousands)     $62,527  $40,983   $19,852    $10,132

(1) Six months ended January 31, 2008 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

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29

One Choice Portfolio: Conservative

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
                                          2008(1)     2007      2006      2005(2)
PER-SHARE DATA
Net Asset Value, Beginning of Period        $11.38    $10.66     $10.54     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)              0.30      0.35       0.34       0.22

 Net Realized and
 Unrealized Gain (Loss)                     (0.06)      0.75       0.12       0.58
                                          --------  --------   --------   --------
 Total From Investment Operations             0.24      1.10       0.46       0.80
                                          --------  --------   --------   --------
Distributions
 From Net Investment Income                 (0.31)    (0.35)     (0.33)     (0.26)

 From Net Realized Gains                    (0.08)    (0.03)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.39)    (0.38)     (0.34)     (0.26)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $11.23    $11.38     $10.66     $10.54
                                          ========  ========   ========   ========

TOTAL RETURN(4)                              2.08%    10.41%      4.45%      8.08%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average
Net Assets(5)                             0.00%(6)     0.00%      0.00%   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                     5.09%(6)     3.14%      3.23%   2.63%(6)

Portfolio Turnover Rate                        11%        7%         8%        12%

Net Assets, End of Period (in
thousands)                                $268,743  $227,830   $110,384    $43,183

(1) Six months ended January 31, 2008 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

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30

One Choice Portfolio: Moderate

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                          2008(1)     2007      2006      2005(2)

PER-SHARE DATA
Net Asset Value, Beginning of Period        $12.58    $11.34     $10.97     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations
 Net Investment Income (Loss)(3)              0.30      0.35       0.34       0.17

 Net Realized and
 Unrealized Gain (Loss)                     (0.28)      1.29       0.38       0.99
                                          --------  --------   --------   --------
 Total From Investment Operations             0.02      1.64       0.72       1.16
                                          --------  --------   --------   --------
Distributions
 From Net Investment Income                 (0.32)    (0.35)     (0.34)     (0.19)

 From Net Realized Gains                    (0.14)    (0.05)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.46)    (0.40)     (0.35)     (0.19)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $12.14    $12.58     $11.34     $10.97
                                          ========  ========   ========   ========

TOTAL RETURN(4)                              0.07%    14.56%      6.68%     11.71%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average
Net Assets(5)                             0.00%(6)     0.00%      0.00%   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                     4.64%(6)     2.85%      3.02%   1.98%(6)

Portfolio Turnover Rate                        13%        7%         7%         3%

Net Assets, End of Period (in
thousands)                                $642,177  $586,377   $253,610    $97,313

(1) Six months ended January 31, 2008 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------
31

One Choice Portfolio: Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                          2008(1)     2007      2006      2005(2)

PER-SHARE DATA
Net Asset Value, Beginning of Period        $13.69    $11.83     $11.26     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)              0.30      0.32       0.31       0.14

 Net Realized and Unrealized Gain
(Loss)                                      (0.42)      1.87       0.56       1.22
                                          --------  --------   --------   --------
 Total From Investment Operations           (0.12)      2.19       0.87       1.36
                                          --------  --------   --------   --------
Distributions
 From Net Investment Income                 (0.40)    (0.28)     (0.29)     (0.10)

 From Net Realized Gains                    (0.18)    (0.05)     (0.01)         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.58)    (0.33)     (0.30)     (0.10)
                                          --------  --------   --------   --------
Net Asset Value, End of Period              $12.99    $13.69     $11.83     $11.26
                                          ========  ========   ========   ========

TOTAL RETURN(4)                            (1.16)%    18.78%      7.84%     13.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                             0.00%(6)     0.00%      0.00%   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                     4.31%(6)     2.46%      2.68%   1.52%(6)

Portfolio Turnover Rate                        12%        7%         6%         3%

Net Assets, End of Period (in
thousands)                                $420,697  $397,022   $191,350    $64,623

(1) Six months ended January 31, 2008 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------
32

One Choice Portfolio: Very Aggressive

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)

                                           2008(1)     2007      2006     2005(2)

PER-SHARE DATA
Net Asset Value, Beginning of Period         $14.58    $12.23    $11.48     $10.00
                                           --------  --------   -------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)               0.31      0.25      0.25       0.08

 Net Realized and
 Unrealized Gain (Loss)                      (0.72)      2.40      0.78       1.49
                                           --------  --------   -------   --------
 Total From Investment Operations            (0.41)      2.65      1.03       1.57
                                           --------  --------   -------   --------
Distributions
 From Net Investment Income                  (0.37)    (0.24)    (0.27)     (0.09)

 From Net Realized Gains                     (0.19)    (0.06)    (0.01)         --
                                           --------  --------   -------   --------
 Total Distributions                         (0.56)    (0.30)    (0.28)     (0.09)
                                           --------  --------   -------   --------
Net Asset Value, End of Period               $13.61    $14.58    $12.23     $11.48
                                           ========  ========   =======   ========

TOTAL RETURN(4)                             (3.07)%    21.87%     9.00%     15.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average
Net Assets(5)                              0.00%(6)     0.00%     0.00%   0.00%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                      4.15%(6)     1.85%     2.08%   0.84%(6)

Portfolio Turnover Rate                         11%        8%        9%         8%

Net Assets, End of Period (in thousands)   $181,940  $168,844   $77,262    $25,649

(1) Six months ended January 31, 2008 (unaudited).

(2) September 30, 2004 (fund inception) through July 31, 2005.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Ratio of operating expenses to average net assets does not include any expenses of the underlying funds.

(6) Annualized.

See Notes to Financial Statements.

------
33

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
34

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a
market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP NON-US WORLD GOVERNMENT BOND INDEX is based on the Citigroup
World Bond Index, and excludes issues denominated in U.S. dollars. The index measures the total return of government securities in major sectors of the international bond market.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE® (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EM (EMERGING MARKETS) INDEX represents the gross performance of stocks in global emerging market countries.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest companies in the Russell 3000 Index (the 3,000 largest publicly traded
U.S. companies, based on total market capitalization).

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

------
35

NOTES

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36

[inside back page blank]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .        1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .        1-800-345-2021 or
                                                                816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS. . . . . . . . . . .        1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .        1-800-634-4113 or
                                                                816-444-3485

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0803
SH-SAN-58749N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred  during the  registrant's  second fiscal quarter of the period  covered  by this  report  that  have  materially  affected,  or are reasonably likely to materially affect,  the registrant's  internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)   Not applicable for semiannual report filings.

(a)(2)   Separate certifications by the registrant's principal executive officer and  principal  financial  officer,  pursuant  to  Section  302  of the
         Sarbanes-Oxley  Act of 2002  and Rule  30a-2(a)  under  the  Investment
         Company  Act  of  1940,  are  filed  and  attached  hereto  as  Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's  chief executive  officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of
         2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    March 31, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    March 31, 2008

By:      /s/  Robert J. Leach
         ------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    March 31, 2008